Weiss Alternative Multi-Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

	Shares		Value
COMMON STOCKS - 46.03%
Aerospace & Defense - 0.61%
Aerojet Rocketdyne Holdings, Inc. (a)	1,466		$81,979
The Boeing Co. (a)	1,978		421,314
General Dynamics Corp.	737		171,765
Maxar Technologies, Inc.	790		40,819
Spirit AeroSystems Holdings, Inc., Class A (a)	1,088		39,331
TransDigm Group, Inc.	1,025		735,694
Woodward, Inc.	10		1,023
			1,491,925
Air Freight & Logistics - 1.06%
C.H. Robinson Worldwide, Inc.	4,641		464,889
FedEx Corp.	5,976		1,158,507
Forward Air Corp.	3,809		410,801
GXO Logistics, Inc. (a)	4,693		245,585
United Parcel Service, Inc., Class B	1,718		318,225
			2,598,007
Airlines - 0.24%
Allegiant Travel Co. (a)	2,714		233,485
Copa Holdings S.A., Class A (a)(b)	1,545		142,264
Delta Air Lines, Inc. (a)	5,571		217,826
Southwest Airlines Co.	64		2,289
			595,864
Auto Components - 0.14%
Aptiv plc (a)(b)	1,234		139,553
Autoliv, Inc.	1,570		144,628
Luminar Technologies, Inc. (a)	7,400		49,358
			333,539
Automobiles - 0.29%
Tesla Motors, Inc. (a)(g)	4,107		711,415

Banks - 2.91%
Associated Banc-Corp	1,029		23,060
Bank of America Corp.	2,087		74,047
Bank of Montreal (b)	709		71,350
Banner Corp.	2,751		178,347
Citigroup, Inc.	5,054		263,920
Citizens Financial Group, Inc.	8,143		352,755
Columbia Banking System, Inc.	5,301		163,854
Comerica, Inc.	5,351		392,282
ConnectOne Bancorp, Inc.	1,410		33,516
East West Bancorp, Inc.	970		76,164
First Horizon National Corp.	22,142		547,572
Hancock Holding Co.	3,231		166,332
KeyCorp.	3,555		68,220
M&T Bank Corp.	2,989		466,284
Old National Bancorp	9,940		173,950
PacWest Bancorp	15,995		442,422
Pinnacle Financial Partners, Inc.	1,780		140,139
Signature Bank	2,190		282,401
Synovus Financial Corp.	2,790		117,041
Texas Capital Bancshares, Inc. (a)(b)	1,591		105,117
Truist Financial Corp.	1,172		57,885
Umpqua Holdings Corp.	2,664		48,485
UniCredit SpA (b)	8,894		173,709
Valley National Bancorp	14,943		177,523
Webster Financial Corp.	8,847		465,795
Wells Fargo & Co.	18,329		859,080
Western Alliance Bancorp	6,294		474,379
Wintrust Financial Corp.	6,237		570,498
Zions BanCorp. NA	2,378		126,414
			7,092,541
Beverages - 1.22%
The Coca-Cola Co.	20,180		1,237,438
Coca-Cola European Partners plc (b)	16,019		900,588
Constellation Brands, Inc., Class A	2,228		515,826
Keurig Dr. Pepper, Inc.	8,977		316,709
			2,970,561
Biotechnology - 1.27%
AbbVie, Inc.	1,614		238,469
Aldeyra Therapeutics, Inc. (a)	2,075		12,243
Allakos, Inc. (a)	3,796		28,204
Alnylam Pharmaceuticals, Inc. (a)	221		50,034
Amgen, Inc.	226		57,042
Arcus Biosciences, Inc. (a)	1,296		28,032
Arcutis Biotherapeutics, Inc. (a)	146		2,419
Argenx S.E. - ADR (a)(b)	420		160,545
Astria Therapeutics, Inc. (a)	3,944		54,230
BELLUS Health, Inc. (a)(b)	837		6,579
Biogen, Inc. (a)	709		206,248
BioMarin Pharmaceutical, Inc. (a)	792		91,357
Cerevel Therapeutics Holdings, Inc. (a)	511		17,451
Chinook Therapeutics, Inc. (a)	1,029		26,003
Cytokinetics, Inc. (a)	876		37,212
Dynavax Technologies Corp. (a)	402		4,575
Eiger BioPharmaceuticals, Inc. (a)	1,842		3,500
Exact Sciences Corp. (a)	73		4,929
Exelixis, Inc. (a)	8,194		144,378
FibroGen, Inc. (a)	294		6,938
Heron Therapeutics, Inc. (a)	4,572		12,390
Horizon Therapeutics plc (a)(b)	4,536		497,690
Immunovant, Inc. (a)	4,395		78,099
Incyte Corp. (a)	730		62,152
Insmed, Inc. (a)	3,061		65,903
IVERIC bio, Inc. (a)	4,088		94,433
Karuna Therapeutics, Inc. (a)	15		2,991
Karyopharm Therapeutics, Inc. (a)	1,192		3,934
Merus N.V. (a)(b)	295		4,602
Moderna, Inc. (a)	130		22,888
Natera, Inc. (a)	369		15,841
Prometheus Biosciences, Inc. (a)	818		92,974
RAPT Therapeutics, Inc. (a)	292		8,483
Regeneron Pharmaceuticals, Inc. (a)	158		119,838
Rigel Pharmaceuticals, Inc. (a)	4,240		6,954
Sage Therapeutics, Inc. (a)	100		4,434
Sarepta Therapeutics, Inc. (a)	209		26,119
Seagen, Inc. (a)	912		127,206
SpringWorks Therapeutics, Inc. (a)	438		13,753
Travere Therapeutics, Inc. (a)	4,252		95,245
UniQure N.V. (a)(b)	2,092		44,455
United Therapeutics Corp. (a)	85		22,369
Vertex Pharmaceuticals, Inc. (a)	1,278		412,922
Viridian Therapeutics, Inc. (a)	2,482		90,643
			3,106,706
Building Products - 0.14%
Allegion plc (b)	765		89,926
Builders FirstSource, Inc. (a)	1,833		146,090
Fortune Brands Innovation, Inc.	413		26,643
Griffon Corp.	797		32,581
Trane Technologies plc (b)	310		55,527
			350,767
Capital Markets - 1.48%
Affiliated Managers Group, Inc.	1,921		331,833
Allfunds Group plc (b)	3,460		27,524
AllianceBernstein Holding LP	5,114		193,872
Ameriprise Financial, Inc.	192		67,223
The Bank New York Mellon Corp.	7,952		402,133
Brookfield Asset Management Ltd., Class A (a)(b)	15,540		507,381
The Carlyle Group, Inc.	18,050		649,258
Cboe Holdings, Inc.	1,164		143,032
CME Group, Inc.	236		41,692
Cowen, Inc., Class A	2,150		83,592
Evercore, Inc., Class A	438		56,857
The Goldman Sachs Group, Inc.	1,260		460,921
Interactive Brokers Group, Inc., Class A	479		38,291
LPL Financial Holdings, Inc.	456		108,127
Sculptor Capital Management, Inc.	3,789		35,200
State Street Corp.	3,506		320,203
Stifel Financial Corp.	2,132		143,718
			3,610,857
Chemicals - 0.27%
The Chemours Co.	4,852		176,564
Dow, Inc.	1,265		75,078
DuPont de Nemours, Inc.	863		63,819
Livent Corp. (a)	1,022		26,490
Nutrien Ltd. (b)	1,470		121,701
PPG Industries, Inc.	760		99,059
The Sherwin-Williams Co.	405		95,819
			658,530
Commercial Services & Supplies - 0.03%
GFL Environmental, Inc. (b)	970		29,934
IAA, Inc. (a)	1,269		52,956
			82,890
Communications Equipment - 1.65%
ADTRAN Holdings, Inc.	27,685		522,416
Arista Networks, Inc. (a)	323		40,704
Calix, Inc. (a)	14,600		768,544
Ciena Corp. (a)	17,977		935,164
CommScope Holding Co., Inc. (a)(g)	210,335		1,766,814
			4,033,642
Construction & Engineering - 0.07%
MasTec, Inc. (a)	100		9,823
WillScot Mobile Mini Holdings Corp. (a)	3,328		161,275
			171,098
Construction Materials - 0.12%
Cemex SAB de CV - ADR (a)(b)	35,647		190,355
Martin Marietta Materials, Inc.	255		91,708
			282,063
Consumer Finance - 0.38%
Capital One Financial Corp.	2,174		258,706
Discover Financial Services	3,677		429,216
Encore Capital Group, Inc. (a)	1,907		106,258
LendingClub Corp. (a)	4,395		42,588
PRA Group, Inc. (a)	1,779		71,587
SoFi Technologies, Inc. (a)	2,084		14,442
			922,797
Containers & Packaging - 0.20%
Ardagh Metal Packaging S.A. (b)	68,981		387,673
Graphic Packaging Holding Co.	2,773		66,802
WestRock Co.	876		34,374
			488,849
Diversified Consumer Services - 0.03%
New Oriental Education & Technology Group, Inc. - ADR (a)(b)	1,499		63,917

Diversified Financial Services - 0.47%
Apollo Global Management, Inc.	10,219		723,301
Corebridge Financial, Inc.	2,225		48,416
Equitable Holdings, Inc.	7,796		250,018
Voya Financial, Inc.	1,937		135,144
			1,156,879
Diversified Telecommunication Services - 0.07%
Verizon Communications, Inc.	4,207		174,885

Electric Utilities - 0.05%
Constellation Energy Corp.	656		55,996
PG&E Corp. (a)	3,971		63,139
			119,135
Electrical Equipment - 0.13%
AMETEK, Inc.	1,557		225,640
Eaton Corp. plc (b)	205		33,253
Enovix Corp. (a)	7,300		57,962
Vertiv Holdings Co.	581		8,262
			325,117
Electronic Equipment, Instruments & Components - 0.45%
Coherent Corp. (a)	17,363		753,554
National Instruments Corp.	341		18,414
TE Connectivity Ltd. (b)	1,810		230,142
Zebra Technologies Corp., Class A (a)	322		101,810
			1,103,920
Energy Equipment & Services - 0.58%
Halliburton Co.	1,715		70,692
Helmerich & Payne, Inc.	1,273		61,664
Liberty Energy, Inc.	2,783		44,055
Nabors Industries Ltd. (a)(b)	471		83,621
NexTier Oilfield Solutions, Inc. (a)	15,385		144,927
Noble Corp. plc (a)	4,322		175,862
Schlumberger N.V. Ltd. (b)	4,101		233,675
TechnipFMC plc (a)(b)	20,812		289,079
Tenaris S.A. - ADR (b)	1,630		57,784
Valaris Ltd. (a)(b)	1,444		104,892
Weatherford International plc (a)(b)	2,460		139,925
			1,406,176
Entertainment - 0.60%
Activision Blizzard, Inc. (g)	4,659		356,740
Live Nation Entertainment, Inc. (a)	1,983		159,612
Netflix, Inc. (a)(g)	449		158,883
Take-Two Interactive Software, Inc. (a)	566		64,088
Warner Brothers Discovery, Inc. (a)	876		12,982
World Wrestling Entertainment, Inc., Class A	8,541		722,739
			1,475,044
Food & Staples Retailing - 0.40%
Albertsons Companies, Inc., Class A	3,034		64,321
Casey's General Stores, Inc.	234		55,203
Costco Wholesale Corp.	371		189,633
Performance Food Group Co. (a)	1,887		115,711
Sysco Corp.	4,111		318,438
Walgreens Boots Alliance, Inc.	1,604		59,123
Wal-Mart Stores, Inc.	1,161		167,033
			969,462
Food Products - 1.10%
Bunge Ltd. (b)	2,660		263,606
Conagra Brands, Inc.	10,290		382,685
The Hershey Co.	1,440		323,424
Hostess Brands, Inc. (a)	1,230		28,450
The J.M. Smucker Co.	1,564		238,979
Lamb Weston Holdings, Inc.	2,084		208,171
Mowi ASA (b)	3,140		58,064
Mondelez International, Inc., Class A	557		36,450
Oatly Group AB - ADR (a)(b)	12,331		30,088
Pilgrim's Pride Corp. (a)	10,969		266,327
Post Holdings, Inc. (a)	1,174		111,471
The Simply Good Foods Co. (a)	10,748		390,153
Sovos Brands, Inc. (a)	10,166		137,851
TreeHouse Foods, Inc. (a)	4,480		216,966
			2,692,685
Health Care Equipment & Supplies - 0.66%
Abbott Laboratories	695		76,832
Baxter International, Inc.	976		44,593
Becton, Dickinson and Co.	294		74,153
Boston Scientific Corp. (a)	948		43,845
CVRx, Inc. (a)	293		4,454
DENTSPLY SIRONA, Inc.	1,397		51,452
DexCom, Inc. (a)	799		85,565
Edwards Lifesciences Corp. (a)	2,054		157,542
Haemonetics Corp. (a)	941		79,609
IDEXX Laboratories, Inc. (a)	218		104,749
Inari Medical, Inc. (a)	759		43,301
Inmode Ltd. (a)(b)	1,519		53,241
Inspire Medical Systems, Inc. (a)	57		14,424
Intuitive Surgical, Inc. (a)	148		36,362
Outset Medical, Inc. (a)	219		6,158
Penumbra, Inc. (a)	167		41,818
Pulmonx Corp. (a)	2,960		26,314
Shockwave Medical, Inc. (a)	160		30,069
STAAR Surgical Co. (a)	341		24,058
Stryker Corp.	579		146,956
Tandem Diabetes Care, Inc. (a)	2,787		113,542
Teleflex, Inc.	255		62,072
Zimmer Biomet Holdings, Inc.	2,209		281,294
			1,602,403
Health Care Providers & Services - 1.05%
1Life Healthcare, Inc. (a)	14,425		230,656
Amedisys, Inc. (a)	148		14,306
Cano Health, Inc. (a)	7,882		10,877
Cardinal Health, Inc.	1,534		118,501
Centene Corp. (a)	4,348		331,491
CVS Health Corp.	146		12,880
Encompass Health Corp.	2,685		167,678
Enhabit, Inc. (a)	3,511		53,929
Fresenius SE & Co KGaA (b)	1,522		44,109
Guardant Health, Inc. (a)	4,213		132,415
HealthEquity, Inc. (a)	3,290		200,196
Humana, Inc.	374		191,376
Laboratory Corp. of America Holdings	891		224,639
LHC Group, Inc. (a)	114		18,080
Oak Street Health, Inc. (a)	3,819		110,980
Option Care Health, Inc. (a)	1,045		30,169
The Pennant Group, Inc. (a)	424		5,487
Privia Health Group, Inc. (a)	1,176		31,799
Quest Diagnostics, Inc.	142		21,084
R1 RCM, Inc. (a)	4,164		59,587
Signify Health, Inc., Class A (a)	5,665		161,226
Surgery Partners, Inc. (a)	2,746		91,167
Tenet Healthcare Corp. (a)	20		1,097
UnitedHealth Group, Inc.	352		175,715
Universal Health Services, Inc., Class B	836		123,904
			2,563,348
Health Care Technology - 0.03%
Evolent Health, Inc., Class A (a)	1,965		63,312

Hotels, Restaurants & Leisure - 2.31%
Accor S.A. (a)(b)	8,881		288,258
BJ's Restaurants, Inc. (a)	4,233		133,636
Booking Holdings, Inc. (a)	67		163,085
Boyd Gaming Corp.	850		52,963
Caesars Entertainment, Inc. (a)	416		21,657
Carnival Corp. (a)(b)	52,262		565,475
Chipotle Mexican Grill, Inc. (a)	206		339,154
Choice Hotels International, Inc.	2,608		320,497
Darden Restaurants, Inc.	1,317		194,876
Domino's Pizza, Inc.	821		289,813
Expedia Group, Inc. (a)	2,009		229,629
Hilton Worldwide Holdings, Inc.	2,180		316,296
Hyatt Hotels Corp., Class A (a)	56		6,111
Jack in the Box, Inc.	1,832		139,195
Marriott International, Inc., Class A	599		104,334
McDonald's Corp.	2,288		611,811
Melco Crown Entertainment Ltd. - ADR (a)(b)	5,718		78,108
Planet Fitness, Inc., Class A (a)	2,455		207,816
Restaurant Brands International, Inc. (b)	1,083		72,485
Royal Caribbean Cruises Ltd. (a)(b)(g)	2,916		189,365
Six Flags Entertainment Corp. (a)	5,215		140,023
Sweetgreen, Inc., Class A (a)	745		7,726
Texas Roadhouse, Inc.	1,824		183,184
Travel + Leisure Co.	7,032		297,946
Wyndham Hotels & Resorts, Inc.	279		21,625
Wynn Resorts Ltd. (a)	1,851		191,838
Yum! Brands, Inc.	3,586		468,009
			5,634,915
Household Durables - 0.09%
D.R. Horton, Inc.	759		74,906
Meritage Homes Corp. (a)	703		75,706
TopBuild Corp. (a)	85		17,005
Whirlpool Corp.	409		63,636
			231,253
Household Products - 0.43%
Church & Dwight Co., Inc.	1,495		120,886
Colgate-Palmolive Co.	1,388		103,447
Energizer Holdings, Inc.	1,427		52,942
The Procter & Gamble Co.	4,107		584,755
Spectrum Brands Holdings, Inc.	2,699		183,208
			1,045,238
Industrial Conglomerates - 0.15%
General Electric Co.	2,867		230,736
Siemens AG, Reg (b)	810		126,526
			357,262
Insurance - 0.87%
Aflac, Inc.	1,959		143,986
The Allstate Corp.	418		53,700
American Equity Investment Life Holding Co.	447		21,300
American Financial Group, Inc.	401		57,179
American International Group, Inc.	3,045		192,505
Arch Capital Group Ltd. (a)(b)	2,934		188,803
Chubb Ltd. (b)	365		83,034
Everest Re Group Ltd. (b)	592		207,016
International General Insurance Holdings Ltd. (b)	29,450		241,196
Kemper Corp.	294		17,267
MBIA, Inc. (a)	108		1,405
MetLife, Inc.	1,829		133,554
The Progressive Corp.	2,555		348,374
Reinsurance Group America, Inc.	907		137,655
Ryan Specialty Holdings, Inc. (a)	1,291		55,022
Skyward Specialty Insurance Group, Inc. (a)	8,740		161,777
Unum Group	1,790		75,234
			2,119,007
Interactive Media & Services - 0.28%
Alphabet, Inc., Class A (a)	2,399		237,117
Alphabet, Inc., Class C (a)	1		100
Meta Platforms, Inc., Class A (a)(g)	2,225		331,458
Vimeo, Inc. (a)	26,281		119,316
			687,991
Internet & Direct Marketing Retail - 0.16%
Amazon.com, Inc. (a)(g)	3,087		318,362
Wayfair, Inc., Class A (a)	1,034		62,557
			380,919
IT Services - 0.81%
Evo Payments, Inc. (a)	1,611		54,565
Fidelity National Information Services, Inc.	10,465		785,294
Global Payments, Inc.	1,650		185,988
GoDaddy, Inc., Class A (a)(g)	1,410		115,803
I3 Verticals, Inc. (a)	2,887		83,492
MoneyGram International, Inc. (a)	2,197		23,662
Nuvei Corp. (a)(b)	2,065		72,897
Okta, Inc. (a)	1,759		129,480
Repay Holdings Corp. (a)	2,840		27,662
Shift4 Payments, Inc., Class A (a)	3,103		198,716
Shopify, Inc., Class A (a)(b)	2,218		109,281
Snowflake, Inc., Class A (a)	369		57,726
Twilio, Inc., Class A (a)(g)	1,598		95,624
Wix.com Ltd. (a)(b)	429		37,314
			1,977,504
Leisure Products - 0.00%
Old PSG Wind-Down Ltd. (a)(b)(f)	2,127		202

Life Sciences Tools & Services - 0.66%
Agilent Technologies, Inc.	483		73,455
Avantor, Inc. (a)	6,541		156,330
Bio-Rad Laboratories, Inc., Class A (a)	338		158,002
Bruker Corp.	2,495		174,949
Charles River Laboratories International, Inc. (a)	816		198,492
ICON plc (a)(b)	351		80,979
Illumina, Inc. (a)	687		147,155
IQVIA Holdings, Inc. (a)	817		187,428
Pacific Biosciences of California, Inc. (a)	1,419		15,737
PerkinElmer, Inc.	960		132,029
Qiagen N.V. (a)(b)	3,667		179,683
Qiagen N.V. (a)(b)	1,687		82,297
Repligen Corp. (a)	68		12,600
Standard BioTools, Inc. (a)	228		456
			1,599,592
Machinery - 0.43%
AGCO Corp.	604		83,430
Caterpillar, Inc.	469		118,324
Deere & Co.	438		185,204
Dover Corp.	271		41,146
Ingersoll Rand, Inc.	712		39,872
Lincoln Electric Holdings, Inc.	185		30,871
Otis Worldwide Corp.	521		42,842
PACCAR, Inc.	294		32,137
Parker-Hannifin Corp.	1,138		370,988
Pentair plc (b)	1,053		58,315
Sandvik AB (b)	1,758		36,334
			1,039,463
Marine - 0.52%
AP Moller - Maersk A/S, Class B (b)	369		802,683
Kirby Corp. (a)	6,544		463,184
			1,265,867
Media - 0.30%
comScore, Inc. (a)	249,203		304,028
Criteo S.A. - ADR (a)(b)	4,120		124,630
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	1,001		40,661
Nexstar Media Group, Inc., Class A	586		119,995
Shaw Communications, Inc., Class B (b)	923		27,470
Shaw Communications, Inc., Class B (b)	1,971		58,657
TEGNA, Inc.	2,424		48,310
			723,751
Metals & Mining - 0.73%
Algoma Steel Group, Inc. (b)	7,350		61,813
Arconic Corp. (a)(b)	3,838		90,231
Barrick Gold Corp. (b)	1,704		33,313
BlueScope Steel Ltd. (b)	2,929		39,941
Capstone Copper Corp. (a)(b)	13,712		67,295
Carpenter Technology Corp.	8,878		428,719
Century Aluminum Co. (a)	6,183		69,497
Champion Iron Ltd. (b)	5,611		28,552
Filo Mining Corp. (a)(b)	4,925		88,058
Mineral Resources Ltd. (b)	1,216		76,985
NGEx Minerals Ltd. (a)(b)	20,266		49,197
Nickel Industries Ltd. (b)	47,728		37,317
Norsk Hydro ASA (b)	6,107		49,515
Patriot Battery Metals, Inc. (a)(b)	292		3,198
Sibanye Stillwater Ltd. - ADR (b)	13,335		143,485
Sigma Lithium Corp. (a)(b)	9,163		279,472
South32 Ltd. (b)	8,550		27,436
Teck Resources Ltd. (b)	4,813		208,403
Zacapa Resources Ltd. (a)(b)	1,762		126
			1,782,553
Multiline Retail - 0.12%
Dollar Tree, Inc. (a)	1,727		259,361
Kohl's Corp.	931		30,136
			289,497
Multi-Utilities - 0.01%
RWE AG (b)	756		33,656

Oil, Gas & Consumable Fuels - 3.12%
Antero Resources Corp. (a)	10,378		299,302
APA Corp.	9,163		406,196
Chesapeake Energy Corp.	4,717		409,058
Chord Energy Corp.	2,327		333,529
ConocoPhillips	4,042		492,599
CVR Energy, Inc.	2,190		72,708
Devon Energy Corp.	5,888		372,357
Diamondback Energy, Inc.	3,219		470,360
Ecopetrol S.A. - ADR (b)	12,780		145,564
EOG Resources, Inc.	3,784		500,434
Exxon Mobil Corp. (g)	5,065		587,591
Hess Corp.	1,245		186,949
Marathon Oil Corp.	18,357		504,267
Matador Resources Co.	933		61,727
Murphy Oil Corp.	9,748		425,110
New Fortress Energy, Inc.	2,603		100,970
NextDecade Corp. (a)	1,420		8,506
Northern Oil and Gas, Inc. (g)	11,797		395,435
Occidental Petroleum Corp.	6,732		436,166
Permian Resources Corp.	29,796		323,883
Pioneer Natural Resources Co.	1,639		377,544
Range Resources Corp.	14,824		370,896
Southwestern Energy Co. (a)	60,019		331,305
			7,612,456
Paper & Forest Products - 0.05%
Louisiana-Pacific Corp.	850		57,876
Resolute Forest Products, Inc. (a)	873		18,953
West Fraser Timber Co Ltd. (b)	438		38,084
			114,913
Personal Products - 0.16%
e.l.f. Beauty, Inc. (a)	3,875		223,006
The Estee Lauder Companies, Inc., Class A	524		145,190
Haleon plc - ADR (a)(b)	1,842		14,920
			383,116
Pharmaceuticals - 0.67%
AstraZeneca plc - ADR (b)	681		44,517
Bayer AG (b)	2,297		142,976
Bristol Myers-Squibb Co.	1,974		143,411
Catalent, Inc. (a)	1,507		80,700
Eisai Co Ltd. (b)	624		38,607
Elanco Animal Health, Inc. (a)	7,905		108,535
Eli Lilly & Co.	226		77,778
GSK plc - ADR (b)	3,846		135,610
Harmony Biosciences Holdings, Inc. (a)	584		28,131
Intra-Cellular Therapies, Inc. (a)	599		28,704
Jazz Pharmaceuticals plc (a)(b)	526		82,403
Merck & Co., Inc.	3,387		363,798
Merck KGaA (b)	899		187,646
Sanofi - ADR (b)	1,363		66,978
Teva Pharmaceutical Industries Ltd. - ADR (a)(b)	9,983		105,221
			1,635,015
Professional Services - 0.10%
KBR, Inc.	2,360		120,903
Leidos Holdings, Inc.	1,146		113,271
			234,174
Real Estate Investment Trusts (REITs) - 6.94%
Acadia Realty Trust	40,233		624,818
AGNC Investment Corp.	5,005		58,058
Agree Realty Corp.	4,431		330,686
American Homes 4 Rent, Class A	7,058		242,019
Americold Realty Trust	10,299		323,492
Annaly Capital Management, Inc.	9,638		226,204
AvalonBay Communities, Inc.	5,040		894,298
Boston Properties, Inc.	18,780		1,399,861
Brixmor Property Group, Inc.	22,967		540,414
Cousins Properties, Inc.	42,365		1,161,648
EastGroup Properties, Inc.	1,002		168,586
Equity LifeStyle Properties, Inc.	6,987		501,527
Equity Residential	3,650		232,322
Essential Properties Realty Trust, Inc.	29,307		746,742
Federal Realty Investment Trust	2,116		235,997
Healthpeak Properties, Inc.	35,750		982,410
Highwoods Properties, Inc.	24,136		733,010
Hudson Pacific Properties, Inc.	6,596		75,128
LXP Industrial Trust	581		6,711
Life Storage, Inc.	4,964		536,311
National Retail Properties, Inc.	21,834		1,033,840
Paramount Group, Inc.	2,064		13,313
Prologis, Inc.	3,098		400,509
Public Storage	1,143		347,861
Regency Centers Corp.	11,141		742,325
Retail Opportunity Investments Corp.	18,688		295,831
Rexford Industrial Realty, Inc.	11,042		700,836
Rithm Capital Corp.	8,029		75,553
Sabra Health Care REIT, Inc.	45,689		616,801
SL Green Realty Corp.	2,679		110,241
STORE Capital Corp.	12,652		407,521
UDR, Inc.	9,145		389,486
Ventas, Inc.	20,601		1,067,338
VICI Properties, Inc.	9,145		312,576
Elme Communities	20,722		397,862
			16,932,135
Real Estate Management & Development - 0.00%
Appreciate Holdings, Inc. (a)	547		957

Road & Rail - 1.70%
ArcBest Corp.	353		29,458
Canadian National Railway Co. (b)	1,318		156,961
Canadian Pacific Railway Ltd. (b)	3,318		261,790
CSX Corp.	17,580		543,573
FTAI Infrastructure, Inc.	567		1,877
Hertz Global Holdings, Inc. (a)	24,694		444,986
J.B. Hunt Transport Services, Inc.	964		182,244
Knight-Swift Transportation Holdings, Inc.	7,187		424,752
Norfolk Southern Corp.	2,198		540,290
U.S. Xpress Enterprises, Inc., Class A (a)	3,343		5,416
Union Pacific Corp.	7,582		1,548,168
			4,139,515
Semiconductors & Semiconductor Equipment - 2.42%
Advanced Micro Devices, Inc. (a)(g)	6,545		491,857
Ambarella, Inc. (a)(b)	2,557		229,721
Applied Materials, Inc.	595		66,337
ASML Holding N.V. (b)(g)	729		481,752
Broadcom, Inc.	217		126,947
Lam Research Corp.	116		58,012
Marvell Technology, Inc.	18,244		787,229
Micron Technology, Inc.	516		31,115
Monolithic Power Systems, Inc.	197		84,032
NVIDIA Corp. (g)	5,654		1,104,622
ON Semiconductor Corp. (a)	302		22,182
Qorvo, Inc. (a)	2,533		275,236
QUALCOMM, Inc.	8,093		1,078,068
Silicon Laboratories, Inc. (a)	432		67,785
Synaptics, Inc. (a)	2,198		274,816
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)(g)	2,766		256,491
Texas Instruments, Inc.	2,134		378,166
Ultra Clean Holdings, Inc. (a)	2,566		86,346
			5,900,714
Software - 3.49%
8x8, Inc. (a)	17,230		81,153
ACI Worldwide, Inc. (a)	2,803		78,288
Adobe, Inc. (a)	929		344,046
Alteryx, Inc., Class A (a)	1,720		95,443
Asana, Inc., Class A (a)	3,689		57,180
Atlassian Corp., Class A (a)(g)	474		76,608
Autodesk, Inc. (a)	318		68,421
Bill.com Holdings, Inc. (a)	563		65,094
Braze, Inc., Class A (a)	3,971		127,072
C3.ai, Inc. (a)	774		15,364
Cadence Design Systems, Inc. (a)	1		183
Confluent, Inc., Class A (a)	4,380		101,178
Coupa Software, Inc. (a)	808		64,575
Crowdstrike Holdings, Inc., Class A (a)	444		47,020
CyberArk Software Ltd. (a)(b)	2,731		384,743
Datadog, Inc., Class A (a)(g)	1,944		145,431
The Descartes Systems Group, Inc. (a)(b)	57		4,162
DocuSign, Inc. (a)	315		19,102
Domo, Inc., Class B (a)	9,836		152,556
Duck Creek Technologies, Inc. (a)	433		8,197
Dynatrace, Inc. (a)	2,193		84,277
Elastic N.V. (a)(b)	251		14,769
Everbridge, Inc. (a)	981		31,353
ForgeRock, Inc., Class A (a)	3,662		72,727
HubSpot, Inc. (a)	378		131,170
Intuit, Inc.	941		397,732
KnowBe4, Inc., Class A (a)	2,922		72,729
LiveRamp Holdings, Inc. (a)	27,074		724,500
Microsoft Corp.	416		103,089
Momentive Global, Inc. (a)	12,334		95,095
Monday.com Ltd. (a)(b)	653		85,014
NCR Corp. (a)	2,618		71,786
New Relic, Inc. (a)	1,033		63,065
Nutanix, Inc., Class A (a)(g)	4,258		118,670
Oracle Corp.	13,770		1,218,094
PagerDuty, Inc. (a)	390		11,618
Palo Alto Networks, Inc. (a)	4,480		710,707
Paycom Software, Inc. (a)	422		136,703
Paylocity Holding Corp. (a)	422		87,898
Q2 Holdings, Inc. (a)	1,972		64,524
Qualtrics International, Inc., Class A (a)	6,242		98,436
RingCentral, Inc., Class A (a)(g)	2,802		109,362
Riskfield Ltd., Class A (a)(b)	18,106		110,084
Salesforce.com, Inc. (a)	138		23,180
SentinelOne, Inc., Class A (a)(g)	9,737		146,931
ServiceNow, Inc. (a)	576		262,155
Smartsheet, Inc., Class A (a)(g)	2,493		107,723
Splunk, Inc. (a)	355		33,998
Sumo Logic, Inc. (a)	11,822		139,854
Synopsys, Inc. (a)	352		124,520
Tenable Holdings, Inc. (a)	2,051		82,512
UiPath, Inc., Class A (a)	3,379		51,901
Varonis Systems, Inc. (a)	1,460		37,726
VMware, Inc., Class A (a)	730		89,403
Workday, Inc., Class A (a)	3,090		560,619
Workiva, Inc. (a)	557		48,197
Zoom Video Communications, Inc., Class A (a)(g)	2,678		200,850
Zscaler, Inc. (a)	352		43,704
			8,502,491
Specialty Retail - 0.48%
American Eagle Outfitters, Inc.	5,473		88,334
Aritzia, Inc. (a)(b)	3,095		111,630
AutoZone, Inc. (a)	129		314,612
Best Buy Co., Inc.	1,210		107,351
Burlington Stores, Inc. (a)	404		92,851
National Vision Holdings, Inc. (a)	3,124		128,396
O'Reilly Automotive, Inc. (a)	128		101,421
RH (a)	58		18,096
The TJX Companies, Inc.	620		50,753
Ulta Beauty, Inc. (a)	324		166,523
			1,179,967
Technology Hardware, Storage & Peripherals - 0.23%
Apple, Inc.	1,739		250,920
IonQ, Inc. (a)	2,840		12,610
Pure Storage, Inc., Class A (a)	10,504		303,986
			567,516
Textiles, Apparel & Luxury Goods - 0.24%
Canada Goose Holdings, Inc. (a)(b)	2,237		54,113
Capri Holdings Ltd. (a)(b)	884		58,777
NIKE, Inc., Class B	112		14,261
PVH Corp.	2,898		260,530
Tapestry, Inc.	4,397		200,372
			588,053
Thrifts & Mortgage Finance - 0.34%
MGIC Investment Corp.	10,268		144,984
Mr. Cooper Group, Inc. (a)	7,510		345,385
New York Community Bancorp, Inc.	21,988		219,660
PennyMac Financial Services, Inc.	1,758		118,525
			828,554
Trading Companies & Distributors - 0.50%
AerCap Holdings N.V. (a)(b)	691		43,678
Ferguson plc (b)	2,246		319,696
FTAI Aviation Ltd. (b)	24,292		543,169
Herc Holdings, Inc.	206		31,996
MRC Global, Inc. (a)	9,429		128,235
Russel Metals, Inc. (b)	280		6,820
United Rentals, Inc.	157		69,229
Univar Solutions, Inc. (a)	731		25,205
WESCO International, Inc. (a)	310		46,193
			1,214,221
Wireless Communication Services - 0.00%
NII Holdings, Inc. (a)(b)(f)	6,235		3,118

Wireless Telecommunication Services - 0.02%
T-Mobile U.S., Inc. (a)(g)	281		41,956

Total Common Stocks
(Cost $107,781,920)			112,265,875

PREFERRED STOCKS - 0.14%
Entertainment - 0.00%
AMC Entertainment Holdings, Inc.	2,703		6,541
Automobiles - 0.08%
Volkswagen AG	1,405		194,859
Oil, Gas & Consumable Fuels - 0.06%
Petroleo Brasileiro S.A. -ADR (b)	15,214		157,009
Total Preferred Stocks			358,409
(Cost $322,722)

EXCHANGE TRADED FUNDS - 8.09%
ARK Innovation ETF (a)	1,039		41,487
Direxion Daily MSCI Brazil Bull 2X Shares (g)	5,400		429,786
Energy Select Sector SPDR Fund	2,271		204,231
Financial Select Sector SPDR Fund	2,958		108,144
Invesco QQQ Trust Series 1	8,913		2,625,948
Invesco S&P 500 Equal Weight ETF	7,430		1,127,354
iShares China Large-Cap ETF	13,689		435,310
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	56,827		6,300,410
iShares iBoxx High Yield Corporate Bond ETF (d)	22,078		1,685,214
iShares MSCI Emerging Markets ETF	1,050		43,428
iShares MSCI Eurozone ETF	2,412		106,948
iShares MSCI Indonesia ETF	4,422		102,723
iShares North American Tech-Software ETF (a)	709		199,917
iShares Russell 2000 ETF	7,233		1,384,975
iShares Silver Trust (a)	4,127		90,092
iShares U.S. Home Construction ETF	2,184		151,941
iShares U.S. Real Estate ETF	511		47,314
KraneShares CSI China Internet ETF (a)	1,484		50,263
ProShares Ultra Bloomberg Crude Oil (a)(g)	12,700		374,650
ProShares Ultra VIX Short-Term Futures ETF (a)(g)	16,533		81,177
ProShares UltraShort 20+ Year Treasury (a)	2,037		57,056
ProShares VIX Short-Term Futures ETF (a)	18,948		173,374
SPDR S&P 500 ETF Trust (g)	5,201		2,114,102
SPDR S&P Metals & Mining ETF	1,916		109,442
SPDR S&P Oil & Gas Exploration & Production ETF	1,971		277,852
SPDR S&P Regional Banking ETF	160		9,939
SPDR S&P Retail ETF	1,474		103,460
Sprott Physical Uranium Trust (a)(b)	12,265		157,259
United States Brent Oil Fund LP (a)	6,818		191,995
United States Oil Fund LP (a)	2,458		170,389
VanEck Semiconductor ETF	3,229		765,596
Total Exchange Traded Funds			19,721,776
(Cost $21,019,470)

CONTINGENT VALUE RIGHT - 0.00%
Kinross Gold Corp. (a)(b)(f)	835		–
Total Contingent Value Right
(Cost $–)			–

ESCROW NOTES - 0.01%
Altaba, Inc. (a)(f)	5,796		19,127
Total Escrow Notes
(Cost $15,968)			19,127

WARRANTS - 0.01%
Biotechnology - 0.00%
Zealand Pharma A/S (a)(b)(f)
Exercise Price: $12.00, 11/24/2023	1,688		-

Insurance - 0.01%
International General Insurance Holdings Ltd. (a)(b)
Exercise Price: $25.00, 3/17/2025	29,450		15,903

Health Care Technology - 0.00%
Multiplan Corp.
Exercise Price: $11.50 2/13/2025	515		39

Total Warrants			15,942
(Cost $29,771)

PURCHASED OPTIONS - 0.10%	Contracts (c)	Notional Amount	Value
Purchased Call Options (a) - 0.09%
AbbVie, Inc.
Expiration: February 2023, Exercise Price: $152.50	7	$103,425	$969
Advanced Micro Devices, Inc. (g)
Expiration: February 2023, Exercise Price: $78.00	29	–	4,814
Alcoa Corp.
Expiration: March 2023, Exercise Price: $55.00	6	31,344	1,512
Asana, Inc.
Expiration: May 2023, Exercise Price: $15.00	7	10,850	2,170
Atlassian Corp. (g)
Expiration: June 2023, Exercise Price: $155.00	12	193,944	35,700
Baker Hughes Co.
Expiration: February 2023, Exercise Price: $32.00	44	139,656	3,630
Capital One Financial Corp.
Expiration: March 2023, Exercise Price: $110.00	9	107,100	10,170
Coherent Corp.
Expiration: April 2023, Exercise Price: $50.00	5	21,700	700
CommScope Holding Co., Inc. (g)
Expiration: May 2023, Exercise Price: $9.00	21	17,640	2,047
Domo, Inc.
Expiration: February 2023, Exercise Price: $14.00	9	13,959	1,868
Enovix Corp.
Expiration: July 2023, Exercise Price: $10.00	6	4,764	735
Evolent Health, Inc.
Expiration: February 2023, Exercise Price: $32.50	14	45,108	1,645
Humana, Inc.
Expiration: February 2023, Exercise Price: $515.00	6	307,020	4,860
iShares China Large-Cap ETF
Expiration: February 2023, Exercise Price: $33.00	73	–	803
Oatly Group AB
Expiration: February 2023, Exercise Price: $3.00	89	21,716	223
Pfizer, Inc.
Expiration: February 2023, Exercise Price: $45.00	34	–	561
Quest Diagnostics, Inc.
Expiration: February 2023, Exercise Price: $150.00	7	103,936	1,802
RingCentral, Inc. (g)
Expiration: May 2023, Exercise Price: $40.00	10	39,030	5,300
Royal Caribbean Cruises Ltd. (g)
Expiration: February 2023, Exercise Price: $55.00	6	38,964	6,345
SentinelOne, Inc. (g)
Expiration: June 2023, Exercise Price: $16.00	88	132,792	20,900
Smartsheet, Inc.
Expiration: June 2023, Exercise Price: $45.00	12	51,852	6,780
SPDR S&P 500 ETF Trust (g)
Expiration: May 2023, Exercise Price: $430.00	9	–	5,396
SPDR S&P Biotech ETF
Expiration: February 2023, Exercise Price: $90.00	22	195,580	2,112
Syneos Health, Inc.
Expiration: February 2023, Exercise Price: $40.00	4	–	200
Transocean Ltd.
Expiration: March 2023, Exercise Price: $7.00	103	–	5,356
Expiration: May 2023, Exercise Price: $5.00	113	76,162	23,278
Expiration: May 2023, Exercise Price: $4.50	255	171,870	62,730
Twilio, Inc. (g)
Expiration: April 2023, Exercise Price: $60.00	13	77,792	10,595
UPS, Inc.
Expiration: March 2023, Exercise Price: $190.00	6	–	1,518
Varonis Systems, Inc.
Expiration: June 2023, Exercise Price: $25.00	15	38,760	6,375
Total Purchased Call Options			231,094
(Cost $141,333)

Purchased Put Options (a) - 0.01%
Advanced Micro Devices, Inc.
Expiration: February 2023, Exercise Price: $65.00	5	37,575	102
American Express Co.
Expiration: March 2023, Exercise Price: $150.00	9	157,437	652
Arista Networks, Inc.
Expiration: February 2023, Exercise Price: $110.00	9	113,418	135
General Electric Co.
Expiration: February 2023, Exercise Price: $75.00	5	40,240	243
GSK plc
Expiration: February 2023, Exercise Price: $35.00	29	–	1,508
Health Care Select Sector SPDR Fund
Expiration: February 2023, Exercise Price: $132.00	12	–	936
Invesco QQQ Trust Series 1
Expiration: March 2023, Exercise Price: $260.00	5	147,310	900
JPMorgan Chase & Co.
Expiration: February 2023, Exercise Price: $125.00	9	125,964	144
Morgan Stanley
Expiration: March 2023, Exercise Price: $85.00	7	68,131	287
QUALCOMM, Inc.
Expiration: February 2023, Exercise Price: $130.00	15	–	4,275
SPDR Gold Shares
Expiration: February 2023, Exercise Price: $160.00	13	233,233	33
SPDR S&P 500 ETF Trust
Expiration: February 2023, Exercise Price: $395.00	10	–	950
Expiration: February 2023, Exercise Price: $380.00	15	609,720	1,455
Expiration: March 2023, Exercise Price: $393.00	6	243,888	3,333
Expiration: March 2023, Exercise Price: $376.00	9	365,832	2,376
Total Purchased Put Options			17,329
(Cost $48,981)
Total Purchased Options
(Cost $190,314)			248,423

	Shares
MONEY MARKET FUND - 18.03%
Fidelity Investments Money Market Funds Government Portfolio, Class I, 4.19% (d)(e)	43,977,662		43,977,662
Total Money Market Fund
(Cost $43,977,662)			43,977,662
Total Investments
(Cost $173,337,827) - 72.41%			176,443,664
Other Assets In Excess Of Liabilities - 27.59% (d)			67,446,293
Net Assets - 100.00%			$243,889,957

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committee as collateral as of January 31, 2023, is $113,620,902.
(e)	The rate quoted is the annualized seven-day effective yield as of January 31, 2023.
(f)	Level 3 security.
(g)	Held in connection with a written call option contract. See Schedule of Written Options for more details.

ADR	- American Depository Receipt
ETF	- Exchange Traded Fund
plc	- Public Limited Co.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Weiss Multi-Strategy Advisers LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Fair Value
Long Common Stocks
Aerospace & Defense	$1,491,925	$-	$-	$1,491,925
Air Freight & Logistics	2,598,007	–	–	2,598,007
Airlines	595,864	–	–	595,864
Auto Components	333,539	–	–	333,539
Automobiles	711,415	–	–	711,415
Banks	6,918,832	173,709	–	7,092,541
Beverages	2,970,561	–	–	2,970,561
Biotechnology	3,106,706	–	–	3,106,706
Building Products	350,767	–	–	350,767
Capital Markets	3,583,333	27,524	–	3,610,857
Chemicals	658,530	–	–	658,530
Commercial Services & Supplies	82,890	–	–	82,890
Communications Equipment	4,033,642	–	–	4,033,642
Construction & Engineering	171,098	–	–	171,098
Construction Materials	282,063	–	–	282,063
Consumer Finance	922,797	–	–	922,797
Containers & Packaging	488,849	–	–	488,849
Diversified Consumer Services	63,917	–	–	63,917
Diversified Financial Services	1,156,879	–	–	1,156,879
Diversified Telecommunication Services	174,885	–	–	174,885
Electric Utilities	119,135	–	–	119,135
Electrical Equipment	325,117	–	–	325,117
Electronic Equipment, Instruments & Components	1,103,920	–	–	1,103,920
Energy Equipment & Services	1,406,176	–	–	1,406,176
Entertainment	1,475,044	–	–	1,475,044
Food & Staples Retailing	969,462	–	–	969,462
Food Products	2,634,621	58,064	–	2,692,685
Health Care Equipment & Supplies	1,602,403	–	–	1,602,403
Health Care Providers & Services	2,519,239	44,109	–	2,563,348
Health Care Technology	63,312	–	–	63,312
Hotels, Restaurants & Leisure	5,346,657	288,258	–	5,634,915
Household Durables	231,253	–	–	231,253
Household Products	1,045,238	–	–	1,045,238
Industrial Conglomerates	230,736	126,526	–	357,262
Insurance	2,119,007	–	–	2,119,007
Interactive Media & Services	687,991	–	–	687,991
Internet & Direct Marketing Retail	380,919	–	–	380,919
IT Services	1,977,504	–	–	1,977,504
Leisure Products	–	–	202	202
Life Sciences Tools & Services	1,517,295	82,297	–	1,599,592
Machinery	1,003,129	36,334	–	1,039,463
Marine	463,184	802,683	–	1,265,867
Media	723,751	–	–	723,751
Metals & Mining	1,522,807	259,746	–	1,782,553
Multiline Retail	289,497	–	–	289,497
Multi-Utilities	–	33,656	–	33,656
Oil, Gas & Consumable Fuels	7,612,456	–	–	7,612,456
Paper & Forest Products	114,913	–	–	114,913
Personal Products	383,116	–	–	383,116
Pharmaceuticals	1,265,786	369,229	–	1,635,015
Professional Services	234,174	–	–	234,174
Real Estate Investment Trusts (REITs)	16,932,135	–	–	16,932,135
Real Estate Management & Development	957	–	–	957
Road & Rail	4,139,515	–	–	4,139,515
Semiconductors & Semiconductor Equipment	5,900,714	–	–	5,900,714
Software	8,502,491	–	–	8,502,491
Specialty Retail	1,179,967	–	–	1,179,967
Technology Hardware, Storage & Peripherals	567,516	–	–	567,516
Textiles, Apparel & Luxury Goods	588,053	–	–	588,053
Thrifts & Mortgage Finance	828,554	–	–	828,554
Trading Companies & Distributors	1,214,221	–	–	1,214,221
Wireless Communication Services	3,118	–	–	3,118
Wireless Telecommunication Services	41,956	–	–	41,956
Total Common Stocks	109,963,538	2,302,135	202	112,265,875
Total Preferred Stocks	163,550	194,859	–	358,409
Exchange Traded Funds	19,721,776	–	–	19,721,776
Conversion Value Right	–	–	–	-
Warrants	39	15,903	–	15,942
Escrow Notes	–	–	19,127	19,127
Money Market Fund	43,977,662	–	–	43,977,662
	$173,826,565	$2,512,897	$19,329	$176,358,791
Other Insturments
Purchased Options	$240,766	$7,657	$-	$248,423
Forwards Contracts(1)	-	55	-	55
Futures Contracts(1)	-	3,512,956	-	3,512,956
Swap Contracts(1)	-	3,185,794	-	3,185,794
	$240,766	$6,706,462	$-	$6,947,228

Liabilities
Investments at Fair Value
Short Common Stocks
Aerospace & Defense	$(371,821)	$-	$-	$(371,821)
Air Freight & Logistics	(684,548)	–	–	(684,548)
Airlines	(59,108)	–	–	(59,108)
Auto Components	(189,632)	–	–	(189,632)
Automobiles	(282,485)	–	–	(282,485)
Banks	(5,359,331)	–	–	(5,359,331)
Beverages	(1,717,158)	–	–	(1,717,158)
Biotechnology	(1,121,169)	–	–	(1,121,169)
Building Products	(188,146)	(41,695)	–	(229,841)
Capital Markets	(4,570,958)	(60,885)	–	(4,631,843)
Chemicals	(716,152)	–	–	(716,152)
Commercial Services & Supplies	(39,608)	–	–	(39,608)
Communications Equipment	(451,929)	–	–	(451,929)
Construction & Engineering	(61,789)	–	–	(61,789)
Construction Materials	(144,152)	–	–	(144,152)
Consumer Finance	(1,425,095)	–	–	(1,425,095)
Containers & Packaging	(374,098)	–	–	(374,098)
Distributors	(229,410)	–	–	(229,410)
Diversified Financial Services	(12,992)	–	–	(12,992)
Diversified Telecommunication Services	(83,313)	–	–	(83,313)
Electrical Equipment	(198,428)	–	–	(198,428)
Electronic Equipment, Instruments & Components	(421,703)	–	–	(421,703)
Energy Equipment & Services	(1,239,133)	–	–	(1,239,133)
Entertainment	(17,899)	–	–	(17,899)
Food & Staples Retailing	(445,303)	–	–	(445,303)
Food Products	(1,620,247)	–	–	(1,620,247)
Health Care Equipment & Supplies	(628,021)	–	–	(628,021)
Health Care Providers & Services	(2,327,738)	(21,932)	–	(2,349,670)
Health Care Technology	(33,017)	–	–	(33,017)
Hotels, Restaurants & Leisure	(2,630,394)	–	–	(2,630,394)
Household Durables	(228,909)	–	–	(228,909)
Household Products	(633,719)	–	–	(633,719)
Industrial Conglomerates	(1,089,825)	–	–	(1,089,825)
Insurance	(1,730,416)	(113,340)	–	(1,843,756)
Interactive Media & Services	(61,550)	–	–	(61,550)
Internet & Direct Marketing Retail	(162,344)	–	–	(162,344)
IT Services	(2,117,377)	–	–	(2,117,377)
Life Sciences Tools & Services	(723,483)	(138,274)	–	(861,757)
Machinery	(3,226,477)	–	–	(3,226,477)
Media	(336,330)	–	–	(336,330)
Metals & Mining	(1,326,494)	(213,708)	–	(1,540,202)
Multiline Retail	(422,047)	–	–	(422,047)
Oil, Gas & Consumable Fuels	(5,284,354)		–	(5,284,354)
Personal Products	(124,914)	–	–	(124,914)
Pharmaceuticals	(1,354,271)	(307,676)	–	(1,661,947)
Professional Services	(574,784)	–	–	(574,784)
Real Estate Investment Trusts (REITs)	(16,000,106)	–	–	(16,000,106)
Real Estate Management & Development	(33,997)	–	–	(33,997)
Road & Rail	(1,866,621)	–	–	(1,866,621)
Semiconductors & Semiconductor Equipment	(1,097,186)	–	–	(1,097,186)
Software	(1,182,186)	–	–	(1,182,186)
Specialty Retail	(1,018,053)	–	–	(1,018,053)
Technology Hardware, Storage & Peripherals	(583,469)	–	–	(583,469)
Textiles, Apparel & Luxury Goods	(152,868)	–	–	(152,868)
Thrifts & Mortgage Finance	(43,352)		–	(43,352)
Trading Companies & Distributors	(670,257)	–	–	(670,257)
Total Common Stocks	$(69,690,166)	$(897,510)	$-	$(70,587,676)
Exchange Traded Funds	(35,117,760)	(94,720)	–	(35,212,480)
	$(104,807,926)	$(992,230)	$-	$(105,800,156)
Other Insturments
Written Options	(6,758)	(1,792,084)	–	(1,798,842)
	$(6,758)	$(1,792,084)	$-	$(1,798,842)

(1)
Swap contracts, future contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
January 31, 2023

	Shares	Value
SHORT COMMON STOCKS (a) - (28.94)%
Aerospace & Defense - (0.15)%
AeroVironment, Inc.	(341)	$(30,339)
The Boeing Co.	(147)	(31,311)
Northrop Grumman Corp.	(690)	(309,148)
Woodward, Inc.	(10)	(1,023)
		(371,821)
Air Freight & Logistics - (0.28)%
Expeditors International of Washington, Inc.	(2,013)	(217,706)
Hub Group, Inc., Class A	(559)	(47,666)
United Parcel Service, Inc., Class B	(2,263)	(419,176)
		(684,548)
Airlines - (0.02)%
American Airlines Group, Inc.	(855)	(13,800)
Southwest Airlines Co.	(95)	(3,398)
United Airlines Holdings, Inc.	(856)	(41,910)
		(59,108)
Auto Components - (0.08)%
BorgWarner, Inc.	(1,478)	(69,880)
Gentex Corp.	(2,044)	(60,318)
QuantumScape Corp.	(6,984)	(59,434)
		(189,632)
Automobiles - (0.12)%
Ferrari N.V. (b)	(350)	(87,958)
General Motors Co.	(304)	(11,953)
Tesla Motors, Inc.	(1,054)	(182,574)
		(282,485)
Banks - (2.20)%
Ameris Bancorp	(2,508)	(118,277)
Bank of America Corp.	(21,942)	(778,502)
Bank OZK	(5,031)	(229,766)
BankUnited, Inc.	(5,304)	(199,643)
Cadence Bank	(2,190)	(56,020)
Columbia Banking System, Inc.	(1,285)	(39,719)
Fifth Third BanCorp.	(6,490)	(235,522)
First Citizens BancShares, Inc., Class A	(147)	(114,319)
First Hawaiian, Inc.	(3,869)	(106,165)
First Republic Bank	(1,611)	(226,958)
FNB Corp.	(4,428)	(63,188)
Glacier Bancorp, Inc.	(2,533)	(115,479)
Huntington Bancshares, Inc.	(37,706)	(572,000)
JPMorgan Chase & Co.	(2,805)	(392,588)
KeyCorp.	(11,225)	(215,408)
The PNC Financial Services Group, Inc.	(1,929)	(319,114)
Popular, Inc. (b)	(2,643)	(181,416)
Prosperity Bancshares, Inc.	(3,731)	(283,034)
Regions Financial Corp.	(12,160)	(286,246)
Simmons First National Corp., Class A	(4,619)	(103,050)
SVB Financial Group	(661)	(199,913)
The Toronto-Dominion Bank (b)	(851)	(58,880)
Truist Financial Corp.	(2,323)	(114,733)
U.S. Bancorp	(4,672)	(232,666)
United Community Banks, Inc.	(2,651)	(86,264)
Zions BanCorp. NA	(573)	(30,461)
		(5,359,331)
Beverages - (0.70)%
Anheuser-Busch InBev S.A. - ADR (b)	(2,775)	(167,305)
Celsius Holdings, Inc.	(681)	(68,318)
Molson Coors Brewing Co., Class B	(6,594)	(346,713)
National Beverage Corp.	(842)	(37,216)
PepsiCo, Inc.	(6,418)	(1,097,606)
		(1,717,158)
Biotechnology - (0.46)%
ADC Therapeutics S.A. (b)	(512)	(2,616)
Amgen, Inc.	(751)	(189,552)
Arcellx, Inc.	(295)	(9,856)
Arcturus Therapeutics Holdings, Inc.	(284)	(6,001)
Avidity Biosciences, Inc.	(1,465)	(34,720)
Beam Therapeutics, Inc.	(703)	(30,545)
BeiGene Ltd. - ADR (b)	(227)	(58,112)
BioNTech SE - ADR (b)	(402)	(57,651)
Blueprint Medicines Corp.	(147)	(6,871)
C4 Therapeutics, Inc.	(1,341)	(10,446)
Caribou Biosciences, Inc.	(862)	(6,215)
Compass Pathways plc - ADR (b)	(567)	(5,885)
CRISPR Therapeutics AG (b)	(584)	(29,796)
CureVac N.V. (b)	(1,898)	(20,385)
Gilead Sciences, Inc.	(2,331)	(195,664)
Horizon Therapeutics plc (b)	(14)	(1,536)
IGM Biosciences, Inc.	(439)	(9,978)
Intellia Therapeutics, Inc.	(879)	(37,305)
Ionis Pharmaceuticals, Inc.	(293)	(11,682)
Kodiak Sciences, Inc.	(851)	(6,876)
Kymera Therapeutics, Inc.	(298)	(11,139)
Moderna, Inc.	(1,097)	(193,138)
Neurocrine Biosciences, Inc.	(821)	(91,074)
Nkarta, Inc.	(885)	(4,717)
Novavax, Inc.	(73)	(796)
Recursion Pharmaceuticals, Inc., Class A	(3,516)	(29,288)
Relay Therapeutics, Inc.	(439)	(9,421)
Revolution Medicines, Inc.	(148)	(3,958)
Rhythm Pharmaceuticals, Inc.	(439)	(12,007)
Rocket Pharmaceuticals, Inc.	(1,314)	(28,553)
SQZ Biotechnologies Co.	(216)	(177)
Stoke Therapeutics, Inc.	(523)	(5,209)
		(1,121,169)
Building Products - (0.09)%
Armstrong World Industries, Inc.	(325)	(25,158)
Assa Abloy AB, Class B (b)	(1,770)	(41,695)
Carrier Global Corp.	(1,232)	(56,093)
Owens Corning	(1,106)	(106,895)
		(229,841)
Capital Markets - (1.90)%
Artisan Partners Asset Management, Inc., Class A	(1,022)	(37,630)
BlackRock, Inc.	(606)	(460,081)
Blackstone, Inc.	(3,308)	(317,436)
Blue Owl Capital, Inc.	(9,376)	(117,950)
The Charles Schwab Corp.	(3,216)	(248,983)
CME Group, Inc.	(642)	(113,416)
Coinbase Global, Inc., Class A	(469)	(27,427)
Credit Suisse Group AG (b)	(17,674)	(60,885)
Evercore, Inc.	(126)	(16,356)
Federated Hermes, Inc.	(4,395)	(172,723)
Franklin Resources, Inc.	(4,380)	(136,656)
The Goldman Sachs Group, Inc.	(586)	(214,365)
Interactive Brokers Group, Inc., Class A	(1,459)	(116,632)
Intercontinental Exchange, Inc.	(2,655)	(285,545)
Invesco Ltd. (b)	(13,912)	(257,511)
Janus Henderson Group plc (b)	(7,456)	(193,260)
KKR & Co., Inc.	(3,606)	(201,251)
MarketAxess Holdings, Inc.	(88)	(32,019)
Moelis & Co., Class A	(5,162)	(241,323)
Moody's Corp.	(225)	(72,619)
Morgan Stanley	(6,091)	(592,837)
Northern Trust Corp.	(3,014)	(292,268)
T. Rowe Price Group, Inc.	(3,629)	(422,670)
		(4,631,843)
Chemicals - (0.29)%
Albemarle Corp.	(369)	(103,855)
Corteva, Inc.	(569)	(36,672)
Dow, Inc.	(871)	(51,694)
International Flavors & Fragrances, Inc.	(1,751)	(196,917)
Linde plc (b)	(250)	(82,735)
Livent Corp.	(2,131)	(55,236)
The Mosaic Co.	(889)	(44,041)
The Sherwin-Williams Co.	(254)	(60,094)
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	(313)	(30,530)
Westlake Corp.	(443)	(54,378)
		(716,152)
Commercial Services & Supplies - (0.02)%
Ritchie Brothers Auctioneers, Inc. (b)	(655)	(39,608)

Communications Equipment - (0.19)%
Arista Networks, Inc.	(447)	(56,331)
Cisco Systems, Inc.	(5,177)	(251,965)
Lumentum Holdings, Inc.	(698)	(42,006)
Viasat, Inc.	(2,950)	(101,627)
		(451,929)
Construction & Engineering - (0.03)%
Quanta Services, Inc.	(406)	(61,789)

Construction Materials - (0.06)%
Eagle Materials, Inc.	(284)	(41,487)
Vulcan Materials Co.	(560)	(102,665)
		(144,152)
Consumer Finance - (0.58)%
Bread Financial Holdings, Inc.	(732)	(30,034)
Ally Financial, Inc.	(16,471)	(535,143)
American Express Co.	(1,703)	(297,906)
Credit Acceptance Corp.	(38)	(17,580)
LendingTree, Inc.	(295)	(11,700)
Synchrony Financial	(14,504)	(532,732)
		(1,425,095)
Containers & Packaging - (0.15)%
Ball Corp.	(2,814)	(163,887)
Crown Holdings, Inc.	(1,127)	(99,356)
Greif, Inc., Class A	(615)	(43,929)
Packaging Corp. of America	(469)	(66,926)
		(374,098)
Distributors - (0.09)%
Genuine Parts Co.	(1,367)	(229,410)

Diversified Financial Services - (0.01)%
Jackson Financial, Inc., Class A	(295)	(12,992)

Diversified Telecommunication Services - (0.03)%
AT&T, Inc.	(4,090)	(83,313)

Electrical Equipment - (0.08)%
Acuity Brands, Inc.	(409)	(77,105)
Bloom Energy Corp., Class A	(1,420)	(35,401)
Emerson Electric Co.	(621)	(56,027)
Rockwell Automation, Inc.	(106)	(29,895)
		(198,428)
Electronic Equipment, Instruments & Components - (0.17)%
Amphenol Corp., Class A	(1,029)	(82,083)
Corning, Inc.	(2,190)	(75,796)
Keysight Technologies, Inc.	(1,471)	(263,824)
		(421,703)
Energy Equipment & Services - (0.51)%
Baker Hughes Co.	(14,507)	(460,452)
ChampionX Corp.	(1,888)	(62,342)
NOV, Inc.	(14,912)	(364,449)
ProPetro Holding Corp.	(84)	(836)
Schlumberger Ltd. (b)	(6,161)	(351,054)
		(1,239,133)
Entertainment - (0.01)%
Take-Two Interactive Software, Inc.	(114)	(12,908)
The Walt Disney Co.	(46)	(4,991)
		(17,899)
Food & Staples Retailing - (0.18)%
The Kroger Co.	(1,019)	(45,478)
Sprouts Farmers Market, Inc.	(3,241)	(103,550)
Sysco Corp.	(998)	(77,305)
Wal-Mart Stores, Inc.	(1,522)	(218,970)
		(445,303)
Food Products - (0.66)%
Archer-Daniels-Midland Co.	(1,692)	(140,182)
Campbell Soup Co.	(1,276)	(66,263)
Flowers Foods, Inc.	(11,128)	(308,134)
The Hain Celestial Group, Inc.	(9,091)	(186,547)
Hormel Foods Corp.	(690)	(31,264)
Kellogg Co.	(7,908)	(542,331)
Lancaster Colony Corp.	(283)	(54,311)
Mondelez International, Inc., Class A	(185)	(12,106)
Tyson Foods, Inc., Class A	(4,245)	(279,109)
		(1,620,247)
Health Care Equipment & Supplies - (0.26)%
Abbott Laboratories	(2,427)	(268,305)
Align Technology, Inc.	(246)	(66,354)
Becton, Dickinson and Co.	(228)	(57,506)
Enovis Corp.	(1,181)	(74,344)
Insulet Corp.	(289)	(83,035)
Intuitive Surgical, Inc.	(300)	(73,707)
Medtronic plc (b)	(57)	(4,770)
		(628,021)
Health Care Providers & Services - (0.96)%
1Life Healthcare, Inc.	(71)	(1,135)
Acadia Healthcare Co., Inc.	(2,274)	(191,061)
Cigna Corp.	(325)	(102,918)
CVS Health Corp.	(3,354)	(295,890)
DaVita, Inc.	(3,053)	(251,537)
Elevance Health, Inc.	(298)	(148,997)
Fresenius Medical Care AG & Co KGaA (b)	(584)	(21,932)
HCA Healthcare, Inc.	(553)	(141,054)
LHC Group, Inc.	(1,657)	(262,800)
McKesson Corp.	(497)	(188,204)
Molina Healthcare, Inc.	(478)	(149,055)
Progyny, Inc.	(1,716)	(59,013)
Quest Diagnostics, Inc.	(1,612)	(239,350)
Signify Health, Inc., Class A	(2,248)	(63,978)
Tenet Healthcare Corp.	(1,422)	(77,997)
UnitedHealth Group, Inc.	(310)	(154,749)
		(2,349,670)
Health Care Technology - (0.01)%
Schrodinger, Inc.	(1,168)	(28,242)
Veeva Systems, Inc., Class A	(28)	(4,775)
		(33,017)
Hotels, Restaurants & Leisure - (1.08)%
Bloomin' Brands, Inc.	(4,864)	(117,952)
The Cheesecake Factory, Inc.	(1,917)	(75,242)
Cracker Barrel Old Country Store, Inc.	(1,764)	(196,827)
Dine Brands Global, Inc.	(2,216)	(171,319)
Domino's Pizza, Inc.	(300)	(105,900)
Hilton Grand Vacations, Inc.	(6,299)	(298,321)
Hyatt Hotels Corp., Class A	(2,010)	(219,331)
Las Vegas Sands Corp.	(421)	(24,839)
Life Time Group Holdings, Inc.	(2,164)	(40,662)
Marriott International, Inc., Class A	(1,255)	(218,596)
Norwegian Cruise Line Holdings Ltd. (b)	(20,997)	(319,364)
Ruth's Hospitality Group, Inc.	(7,687)	(133,062)
Starbucks Corp.	(342)	(37,326)
The Wendy's Co.	(7,189)	(160,315)
Wingstop, Inc.	(1,192)	(188,896)
Wyndham Hotels & Resorts, Inc.	(4,160)	(322,442)
		(2,630,394)
Household Durables - (0.09)%
D.R. Horton, Inc.	(847)	(83,590)
Lennar Corp., Class A	(286)	(29,286)
Mohawk Industries, Inc.	(201)	(24,132)
PulteGroup, Inc.	(1,022)	(58,142)
Taylor Morrison Home Corp.	(943)	(33,759)
		(228,909)
Household Products - (0.26)%
Church & Dwight Co., Inc.	(1,388)	(112,234)
The Clorox Co.	(1,852)	(267,966)
Kimberly-Clark Corp.	(1,950)	(253,519)
		(633,719)
Industrial Conglomerates - (0.45)%
3M Co.	(1,991)	(229,124)
General Electric Co.	(9,446)	(760,214)
Honeywell International, Inc.	(482)	(100,487)
		(1,089,825)
Insurance - (0.76)%
Aon plc, Class A (b)	(418)	(133,208)
Assicurazioni Generali SpA (b)	(5,806)	(113,340)
Cincinnati Financial Corp.	(891)	(100,817)
Goosehead Insurance, Inc., Class A	(371)	(14,488)
The Hanover Insurance Group, Inc.	(820)	(110,356)
The Hartford Financial Services Group, Inc.	(1,553)	(120,528)
Lincoln National Corp.	(6,864)	(243,192)
Marsh & McLennan Companies, Inc.	(498)	(87,105)
Principal Financial Group, Inc.	(1,377)	(127,441)
Prudential Financial, Inc.	(4,216)	(442,427)
RenaissanceRe Holdings Ltd. (b)	(234)	(45,791)
Selective Insurance Group, Inc.	(1,204)	(114,380)
Skyward Specialty Insurance Group, Inc.	(3,538)	(65,488)
The Travelers Companies, Inc.	(440)	(84,093)
W.R. Berkley Corp.	(586)	(41,102)
		(1,843,756)
Interactive Media & Services - (0.03)%
Bumble, Inc., Class A	(813)	(20,935)
Match Group, Inc.	(305)	(16,507)
ZoomInfo Technologies, Inc.	(854)	(24,108)
		(61,550)
Internet & Direct Marketing Retail - (0.07)%
Etsy, Inc.	(1,180)	(162,344)

IT Services - (0.87)%
Accenture plc, Class A (b)	(1,625)	(453,456)
Block, Inc.	(1,260)	(102,967)
Broadridge Financial Solutions, Inc.	(146)	(21,953)
Cloudflare, Inc., Class A	(110)	(5,820)
Cognizant Technology Solutions Corp., Class A	(5,845)	(390,154)
Fiserv, Inc.	(2,414)	(257,526)
FleetCor Technologies, Inc.	(266)	(55,543)
Global Payments, Inc.	(1,233)	(138,984)
International Business Machines Corp.	(1,784)	(240,358)
Jack Henry & Associates, Inc.	(226)	(40,700)
Mastercard, Inc., Class A	(140)	(51,884)
MongoDB, Inc.	(67)	(14,352)
Paychex, Inc.	(885)	(102,536)
PayPal Holdings, Inc.	(2,219)	(180,826)
Snowflake, Inc., Class A	(142)	(22,214)
WEX, Inc.	(206)	(38,104)
		(2,117,377)
Life Sciences Tools & Services - (0.35)%
10X Genomics, Inc., Class A	(147)	(6,884)
Adaptive Biotechnologies Corp.	(1,760)	(16,315)
Danaher Corp.	(1,387)	(366,695)
Evotec SE (b)	(1,172)	(23,045)
Lonza Group AG (b)	(202)	(115,229)
Medpace Holdings, Inc.	(294)	(64,995)
Thermo Fisher Scientific, Inc.	(130)	(74,143)
Seer, Inc.	(726)	(3,303)
Syneos Health, Inc.	(2,440)	(87,645)
Waters Corp.	(315)	(103,503)
		(861,757)
Machinery - (1.32)%
Caterpillar, Inc.	(1,834)	(462,700)
Chart Industries, Inc.	(912)	(122,190)
Cummins, Inc.	(148)	(36,932)
Deere & Co.	(148)	(62,580)
Dover Corp.	(450)	(68,323)
Flowserve Corp.	(7,974)	(274,465)
Fortive Corp.	(497)	(33,811)
Gates Industrial Corp. plc (b)	(1,411)	(18,639)
Graco, Inc.	(153)	(10,453)
The Greenbrier Companies, Inc.	(1,368)	(42,299)
IDEX Corp.	(281)	(67,350)
Illinois Tool Works, Inc.	(959)	(226,362)
Ingersoll Rand, Inc.	(1,143)	(64,008)
ITT, Inc.	(657)	(60,175)
Kennametal, Inc.	(2,262)	(64,467)
Lincoln Electric Holdings, Inc.	(823)	(137,334)
Otis Worldwide Corp.	(1,394)	(114,629)
PACCAR, Inc.	(7,486)	(818,295)
Snap-on, Inc.	(119)	(29,599)
Stanley Black & Decker, Inc.	(502)	(44,834)
Terex Corp.	(1,368)	(69,727)
The Timken Co.	(774)	(63,739)
The Toro Co.	(1,251)	(139,512)
Trinity Industries, Inc.	(6,745)	(194,054)
		(3,226,477)
Media - (0.14)%
Charter Communications, Inc., Class A	(732)	(281,315)
Gray Television, Inc.	(4,245)	(55,015)
		(336,330)
Metals & Mining - (0.63)%
Alcoa Corp.	(3,316)	(173,228)
Allkem Ltd. (b)	(3,679)	(34,156)
Alumina Ltd. (b)	(52,878)	(58,825)
ArcelorMittal S.A. (b)	(8,055)	(249,222)
BHP Group Ltd. - ADR (b)	(1,294)	(90,774)
Cleveland-Cliffs, Inc.	(2,989)	(63,815)
Fortescue Metals Group Ltd. (b)	(5,640)	(89,087)
Freeport-McMoRan, Inc.	(5,257)	(234,567)
Nucor Corp.	(772)	(130,483)
Rio Tinto plc - ADR (b)	(3,695)	(293,198)
Sayona Mining Ltd. (b)	(169,163)	(31,640)
Southern Copper Corp.	(887)	(66,711)
Standard Lithium Ltd. (b)	(5,580)	(24,496)
		(1,540,202)
Multiline Retail - (0.17)%
Dollar General Corp.	(1,524)	(356,006)
Ollie's Bargain Outlet Holdings, Inc.	(1,206)	(66,041)
		(422,047)
Oil, Gas & Consumable Fuels - (2.17)%
BP plc - ADR (b)	(9,285)	(336,396)
Callon Petroleum Co.	(3,674)	(156,329)
Canadian Natural Resources Ltd. (b)	(7,314)	(449,372)
Cenovus Energy, Inc. (b)	(20,678)	(413,146)
Chevron Corp.	(881)	(153,312)
CNX Resources Corp.	(27,454)	(459,305)
Comstock Resources, Inc.	(8,659)	(105,207)
Coterra Energy, Inc.	(16,405)	(410,617)
Delek U.S. Holdings, Inc.	(110)	(2,944)
EQT Corp.	(9,454)	(308,862)
Equinor ASA - ADR (b)	(13,352)	(406,301)
HF Sinclair Corp.	(774)	(44,041)
Ovintiv, Inc.	(5,578)	(274,605)
PDC Energy, Inc.	(856)	(57,977)
Peabody Energy Corp.	(1,927)	(53,744)
Shell plc - ADR (b)	(6,411)	(377,031)
SM Energy Co.	(1,418)	(46,610)
Suncor Energy, Inc. (b)	(13,981)	(485,420)
TotalEnergies SE - ADR (b)	(5,689)	(352,946)
Valero Energy Corp.	(2,395)	(335,372)
Vital Energy, Inc.	(974)	(54,817)
		(5,284,354)
Personal Products - (0.05)%
Coty, Inc., Class A	(4,856)	(48,366)
Edgewell Personal Care Co.	(1,786)	(76,548)
		(124,914)
Pharmaceuticals - (0.68)%
Arvinas, Inc.	(1,168)	(38,275)
Athira Pharma, Inc.	(134)	(541)
Esperion Therapeutics, Inc.	(2,072)	(13,178)
H. Lundbeck A/S (b)	(18,194)	(67,606)
Johnson & Johnson	(1,793)	(293,012)
Nektar Therapeutics	(380)	(1,034)
Novartis AG - ADR (b)	(904)	(81,920)
Novartis AG (b)	(1,009)	(91,223)
Novo Nordisk A/S - ADR	(900)	(124,902)
Organon & Co.	(2,336)	(70,384)
Perrigo Co. plc (b)	(784)	(29,337)
Pfizer, Inc.	(3,544)	(156,503)
Roche Holding AG (b)	(142)	(44,328)
Royalty Pharma plc, Class A (b)	(4,583)	(179,608)
Sanofi - ADR (b)	(34)	(1,671)
UCB S.A. (b)	(1,273)	(104,519)
Viatris, Inc.	(6,355)	(77,277)
Zoetis, Inc.	(1,732)	(286,629)
		(1,661,947)
Professional Services - (0.24)%
Booz Allen Hamilton Holding Corp.	(438)	(41,452)
Equifax, Inc.	(1,211)	(269,084)
Exponent, Inc.	(928)	(95,157)
FTI Consulting, Inc.	(1,060)	(169,091)
		(574,784)
Real Estate Investment Trusts (REITs) - (6.56)%
Alexandria Real Estate Equities, Inc.	(476)	(76,512)
Apartment Income REIT Corp.	(6,800)	(260,168)
Blackstone Mortgage Trust, Inc., Class A	(3,163)	(75,406)
Corporate Office Properties Trust	(52,619)	(1,477,015)
Douglas Emmett, Inc.	(5,700)	(95,475)
Essex Property Trust, Inc.	(1,460)	(330,062)
First Industrial Realty Trust, Inc.	(19,770)	(1,054,729)
Four Corners Property Trust, Inc.	(34,809)	(1,001,107)
Host Hotels & Resorts, Inc.	(2,307)	(43,487)
Kilroy Realty Corp.	(34,673)	(1,422,980)
Kimco Realty Corp.	(47,250)	(1,061,235)
Kite Realty Group Trust	(48,243)	(1,046,873)
LTC Properties, Inc.	(7,530)	(287,269)
Mid-America Apartment Communities, Inc.	(6,856)	(1,143,032)
National Storage Affiliates Trust	(16,937)	(691,030)
NETSTREIT Corp.	(12,003)	(241,620)
Omega Healthcare Investors, Inc.	(45,288)	(1,333,279)
Park Hotels & Resorts, Inc.	(20,244)	(297,789)
Physicians Realty Trust	(33,681)	(534,181)
Rayonier, Inc.	(1,745)	(63,501)
Realty Income Corp.	(12,121)	(822,167)
SITE Centers Corp.	(13,392)	(182,801)
Sun Communities, Inc.	(4,778)	(749,477)
Urban Edge Properties	(40,582)	(639,166)
Vornado Realty Trust	(43,860)	(1,069,745)
		(16,000,106)
Real Estate Management & Development - (0.01)%
Zillow Group, Inc., Class C	(769)	(33,997)

Road & Rail - (0.77)%
Canadian National Railway Co. (b)	(1,088)	(129,570)
Covenant Logistics Group, Inc.	(976)	(32,364)
Knight-Swift Transportation Holdings, Inc.	(10,699)	(632,311)
Landstar System, Inc.	(3,495)	(604,041)
Old Dominion Freight Line, Inc.	(329)	(109,636)
Saia, Inc.	(29)	(7,911)
Schneider National, Inc., Class B	(6,251)	(165,651)
TFI International, Inc. (b)	(559)	(62,217)
Werner Enterprises, Inc.	(2,617)	(122,920)
		(1,866,621)
Semiconductors & Semiconductor Equipment - (0.45)%
Applied Materials, Inc.	(1,180)	(131,558)
Broadcom, Inc.	(10)	(5,850)
Intel Corp.	(2,202)	(62,229)
Lam Research Corp.	(219)	(109,522)
MACOM Technology Solutions Holdings, Inc.	(3,969)	(266,002)
Microchip Technology, Inc.	(438)	(33,998)
NXP Semiconductors N.V. (b)	(1,752)	(322,911)
ON Semiconductor Corp.	(2,248)	(165,116)
		(1,097,186)
Software - (0.48)%
Blackline, Inc.	(80)	(5,744)
Fortinet, Inc.	(12,019)	(629,074)
Gitlab, Inc., Class A	(250)	(12,352)
Palantir Technologies, Inc., Class A	(1,927)	(14,992)
Pegasystems, Inc.	(10)	(389)
Qualys, Inc.	(3,945)	(455,095)
Roper Technologies, Inc.	(140)	(59,745)
Unity Software, Inc.	(135)	(4,795)
		(1,182,186)
Specialty Retail - (0.42)%
AutoNation, Inc.	(732)	(92,759)
The Home Depot, Inc.	(1,858)	(602,308)
Lowe's Companies, Inc.	(147)	(30,613)
Ross Stores, Inc.	(529)	(62,523)
Tractor Supply Co.	(728)	(165,977)
Urban Outfitters, Inc.	(2,332)	(63,873)
		(1,018,053)
Technology Hardware, Storage & Peripherals - (0.24)%
Apple, Inc.	(1,515)	(218,599)
HP, Inc.	(9,225)	(268,816)
Super Micro Computer, Inc.	(1,328)	(96,054)
		(583,469)
Textiles, Apparel & Luxury Goods - (0.06)%
Ralph Lauren Corp.	(363)	(44,958)
Tapestry, Inc.	(2,368)	(107,910)
		(152,868)
Thrifts & Mortgage Finance - (0.02)%
Rocket Companies, Inc., Class A	(4,607)	(43,352)

Trading Companies & Distributors - (0.28)%
Air Lease Corp.	(3,223)	(144,938)
Fastenal Co.	(5,029)	(254,216)
MSC Industrial Direct Co., Inc., Class A	(177)	(14,638)
Triton International Ltd. (b)	(2,301)	(162,543)
United Rentals, Inc.	(213)	(93,922)
		(670,257)
Total Short Common Stocks
(Proceeds $(68,026,751))		(70,587,676)

SHORT EXCHANGE TRADED FUNDS - (14.44)%
ARK Genomic Revolution ETF	(140)	(4,718)
Communication Services Select Sector SPDR Fund	(7,181)	(395,529)
Consumer Discretionary Select Sector SPDR Fund	(1,801)	(267,809)
Consumer Staples Select Sector SPDR Fund	(29,282)	(2,159,255)
Direxion Daily MSCI Brazil Bull 2X Shares	(900)	(71,631)
Energy Select Sector SPDR Fund	(5,449)	(490,029)
Financial Select Sector SPDR Fund	(12,783)	(467,347)
First Trust NASDAQ Cybersecurity ETF	(13,322)	(538,209)
Health Care Select Sector SPDR Fund	(8,505)	(1,134,227)
Industrial Select Sector SPDR Fund	(13,573)	(1,382,410)
Invesco QQQ Trust Series 1	(17,406)	(5,128,156)
Invesco S&P 500 Low Volatility ETF	(503)	(32,101)
iShares Core DAX UCITS ETF	(681)	(94,720)
iShares MSCI Eurozone ETF	(6,435)	(285,328)
iShares MSCI France ETF	(5,916)	(218,655)
iShares MSCI Germany Index Fund ETF	(6,699)	(187,840)
iShares MSCI Mexico ETF	(1,479)	(85,264)
iShares Nasdaq Biotechnology ETF	(1,197)	(163,450)
iShares North American Tech-Software ETF	(8,761)	(2,470,339)
iShares Russell 1000 Growth ETF	(1,734)	(402,427)
iShares Russell 2000 ETF	(11,605)	(2,222,125)
iShares Russell 2000 Growth ETF	(5,995)	(1,414,580)
iShares Russell 3000 ETF	(850)	(200,311)
iShares S&P Mid-Cap 400 Growth ETF	(857)	(62,724)
iShares Transportation Average ETF	(1,713)	(397,741)
iShares U.S. Home Construction ETF	(2,272)	(158,063)
iShares U.S. Technology ETF	(14,003)	(1,157,908)
Material Select Sector SPDR	(2,056)	(174,040)
ProShares Ultra VIX Short-Term Futures ETF	(7,900)	(38,789)
ProShares VIX Short-Term Futures ETF	(1,173)	(10,733)
SPDR Dow Jones Industrial Average ETF Trust	(1,065)	(362,984)
SPDR S&P 500 ETF Trust	(19,482)	(7,919,043)
SPDR S&P Biotech ETF	(685)	(60,896)
SPDR S&P Homebuilders ETF	(2,918)	(202,655)
SPDR S&P Metals & Mining ETF	(3,181)	(181,699)
SPDR S&P MidCap 400 ETF Trust	(579)	(280,091)
SPDR S&P Oil & Gas Exploration & Production ETF	(443)	(62,450)
SPDR S&P Retail ETF	(1,474)	(103,460)
Technology Select Sector SPDR Fund	(733)	(99,659)
U.S. Global Jets ETF	(40,734)	(822,827)
United States Oil Fund LP	(8)	(555)
Utilities Select Sector SPDR Fund	(10,360)	(715,772)
VanEck Oil Services ETF	(473)	(156,114)
VanEck Vectors Gold Miners ETF	(2,211)	(70,796)
VanEck Vectors Semiconductor ETF	(6,897)	(1,635,279)
Vanguard Real Estate ETF	(7,926)	(721,742)
Total Short Exchange Traded Funds		(35,212,480)
(Proceeds $(34,459,849))

Total Securities Sold Short - (43.38)%
(Proceeds $(102,486,600))		$(105,800,156)

(a) Securities sold short are not owned by the Fund and cannot produce income.
(b) Foreign security.
ADR - American Depository Receipt
plc - Public Limited Co.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF WRITTEN OPTIONS (Unaudited)
January 31, 2023

	Contracts(a)	Notional Amount	Value

WRITTEN CALL OPTIONS
Activision Blizzard, Inc.
Expiration: February 2023, Exercise Price: $77.50	(7)	(53,599)	$(1,897)
Advanced Micro Devices, Inc.
Expiration: February 2023, Exercise Price: $50.00	(30)	(225,450)	(75,825)
Expiration: March 2023, Exercise Price: $50.00	(15)	(45,090)	(38,475)
Amazon.com, Inc.
Expiration: February 2023, Exercise Price: $60.00	(28)	(288,764)	(121,240)
Expiration: February 2023, Exercise Price: $70.00	(9)	(92,817)	(30,060)
ASML Holding NV (b)
Expiration: February 2023, Exercise Price: $670.00	(3)	(198,252)	(5,145)
Atlassian Corp.
Expiration: June 2023, Exercise Price: $175.00	(12)	(193,944)	(25,020)
CommScope Holding Co., Inc.
Expiration: May 2023, Exercise Price: $12.00	(21)	(17,640)	(577)
Datadog, Inc.
Expiration: February 2023, Exercise Price: $85.00	(3)	(22,443)	(543)
Direxion Daily MSCI Brazil Bull 2X Shares
Expiration: February 2023, Exercise Price: $60.00	(10)	(79,590)	(19,100)
Expiration: February 2023, Exercise Price: $65.00	(16)	(127,344)	(23,360)
Expiration: February 2023, Exercise Price: $70.00	(19)	(151,221)	(19,285)
Exxon Mobil Corp.
Expiration: February 2023, Exercise Price: $115.00	(9)	(104,409)	(2,813)
GoDaddy, Inc.
Expiration: May 2023, Exercise Price: $75.00	(5)	(41,065)	(5,825)
Meta Platforms, Inc.
Expiration: February 2023, Exercise Price: $85.00	(24)	(357,528)	(154,200)
Netflix, Inc.
Expiration: February 2023, Exercise Price: $200.00	(2)	(70,772)	(30,750)
Northern Oil and Gas, Inc.
Expiration: February 2023, Exercise Price: $36.00	(7)	(23,464)	(402)
Nutanix, Inc.
Expiration: April 2023, Exercise Price: $27.50	(12)	(33,444)	(3,630)
NVIDIA Corp.
Expiration: March 2023, Exercise Price: $115.00	(12)	(234,444)	(97,560)
Expiration: March 2023, Exercise Price: $135.00	(6)	(117,222)	(37,200)
ProShares Ultra Bloomberg Crude Oil
Expiration: February 2023, Exercise Price: $24.00	(5)	(14,750)	(2,670)
Expiration: February 2023, Exercise Price: $25.00	(122)	(359,900)	(59,780)
ProShares Ultra VIX Short-Term Futures ETF
Expiration: February 2023, Exercise Price: $5.00	(12)	(5,892)	(474)
Expiration: February 2023, Exercise Price: $6.00	(49)	(24,059)	(980)
Expiration: February 2023, Exercise Price: $7.00	(74)	(36,334)	(851)
RingCentral, Inc.
Expiration: May 2023, Exercise Price: $50.00	(10)	(39,030)	(2,025)
Royal Caribbean Cruises Ltd. (b)
Expiration: February 2023, Exercise Price: $30.00	(28)	(181,832)	(98,070)
Expiration: February 2023, Exercise Price: $45.00	(13)	(84,422)	(26,195)
Expiration: February 2023, Exercise Price: $62.50	(6)	(38,964)	(2,745)
SentinelOne, Inc.
Expiration: June 2023, Exercise Price: $22.50	(88)	(132,792)	(5,940)
Smartsheet, Inc.
Expiration: June 2023, Exercise Price: $60.00	(12)	(51,852)	(1,890)
SPDR S&P 500 ETF Trust
Expiration: May 2023, Exercise Price: $450.00	(9)	(365,832)	(1,539)
Taiwan Semiconductor Manufacturing Co Ltd. (b)
Expiration: February 2023, Exercise Price: $94.00	(5)	(46,365)	(1,013)
Tesla, Inc.
Expiration: February 2023, Exercise Price: $50.00	(19)	(329,118)	(234,412)
Expiration: February 2023, Exercise Price: $60.00	(10)	(173,220)	(113,350)
Expiration: February 2023, Exercise Price: $130.00	(16)	(277,152)	(70,560)
Twilio, Inc.
Expiration: April 2023, Exercise Price: $80.00	(13)	(77,792)	(2,815)
Zoom Video Communications, Inc.
Expiration: March 2023, Exercise Price: $75.00	(23)	(172,500)	(16,043)
			(1,334,259)

WRITTEN PUT OPTIONS
Advanced Micro Devices, Inc.
Expiration: February 2023, Exercise Price: $68.00	(29)	(87,174)	(1,508)
Expiration: February 2023, Exercise Price: $95.00	(30)	(225,450)	(60,000)
Expiration: March 2023, Exercise Price: $100.00	(15)	(45,090)	(37,387)
Amazon.com, Inc.
Expiration: February 2023, Exercise Price: $115.00	(28)	(288,764)	(36,750)
Atlassian Corp.
Expiration: June 2023, Exercise Price: $100.00	(12)	(193,944)	(4,500)
Baker Hughes Co.
Expiration: February 2023, Exercise Price: $29.00	(44)	(139,656)	(1,100)
Health Care Select Sector SPDR Fund
Expiration: February 2023, Exercise Price: $129.00	(12)	(160,032)	(528)
Intel Corp.
Expiration: February 2023, Exercise Price: $29.00	(19)	(53,694)	(2,783)
Invesco QQQ Trust Series 1
Expiration: February 2023, Exercise Price: $320.00	(22)	(648,164)	(58,157)
Meta Platforms, Inc.
Expiration: February 2023, Exercise Price: $180.00	(19)	(283,043)	(60,943)
NVIDIA Corp.
Expiration: February 2023, Exercise Price: $170.00	(10)	(195,370)	(1,615)
Expiration: February 2023, Exercise Price: $175.00	(2)	(39,074)	(467)
Expiration: February 2023, Exercise Price: $190.00	(2)	(39,074)	(1,290)
Expiration: February 2023, Exercise Price: $195.00	(4)	(78,148)	(3,440)
Expiration: March 2023, Exercise Price: $240.00	(12)	(234,444)	(54,870)
Expiration: March 2023, Exercise Price: $260.00	(6)	(117,222)	(38,970)
RingCentral, Inc.
Expiration: May 2023, Exercise Price: $25.00	(10)	(39,030)	(950)
Royal Caribbean Cruises Ltd.
Expiration: February 2023, Exercise Price: $45.00	(6)	(38,964)	(42)
Expiration: February 2023, Exercise Price: $60.00	(3)	(19,482)	(387)
Expiration: February 2023, Exercise Price: $70.00	(28)	(181,832)	(17,430)
SentinelOne, Inc.
Expiration: June 2023, Exercise Price: $11.00	(88)	(132,792)	(8,360)
Smartsheet, Inc.
Expiration: June 2023, Exercise Price: $30.00	(12)	(51,852)	(1,680)
Super Micro Computer, Inc.
Expiration: February 2023, Exercise Price: $70.00	(6)	(43,398)	(2,580)
Tesla, Inc.
Expiration: February 2023, Exercise Price: $135.00	(10)	(173,220)	(825)
Expiration: February 2023, Exercise Price: $170.00	(3)	(51,966)	(2,588)
Expiration: February 2023, Exercise Price: $180.00	(7)	(121,254)	(9,905)
Expiration: February 2023, Exercise Price: $200.00	(6)	(103,932)	(17,595)
Expiration: March 2023, Exercise Price: $300.00	(3)	(51,966)	(38,055)
Transocean Ltd.
Expiration: May 2023, Exercise Price: $3.50	(198)	(133,452)	(1,386)
			(464,583)
TOTAL OPTIONS WRITTEN
(Premiums received $1,711,044)			$(1,798,842)

(a)100 shares per contract.
(b) Foreign security.
ETF - Exchange Traded Fund

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
January 31, 2023

	Paid by the Fund	Received by the Fund

	Financing	Financing	Payment		Number of	Notional	Upfront	Unrealized
Counterparty	Rate/Security	Rate/Security	Frequency	Maturity Date	Shares/Units	Amount	Payment	Appreciation (Depreciation)
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Airbus SE	2.589% (0.600% + Euro Overnight Index Average)	Monthly	7/10/2024	1,866	$233,932	$-	$12,239
Morgan Stanley	Axa SA	2.589% (0.600% + Euro Overnight Index Average)	Monthly	12/9/2024	3,172	98,963	-	4,172
Morgan Stanley	Beazley Ireland Holdings plc	4.028% (0.600% + Sterling Overnight Index Average)	Monthly	12/4/2024	9,384	77,225	-	505
Morgan Stanley	BNP Paribas	2.589% (0.600% + Euro Overnight Index Average)	Monthly	12/9/2024	3,955	271,636	-	25,877
Morgan Stanley	Burberry Group plc	4.028% (0.600% + Sterling Overnight Index Average)	Monthly	10/23/2024	11,210	341,466	-	19,190
Morgan Stanley	CRH plc	4.028% (0.600% + Sterling Overnight Index Average)	Monthly	12/11/2024	340	15,871	-	1,103
Morgan Stanley	Glencore plc	2.928% ((0.500)% + Sterling Overnight Index Average)	Monthly	12/4/2024	12,655	84,749	-	1,560
Morgan Stanley	Growth vs Value Basket	0.850% Fixed Rate	Monthly	5/14/2024	1,762	185,415	-	(799)
Morgan Stanley	Growth vs Value Basket	0.850% Fixed Rate	Monthly	12/4/2024	915	96,285	-	(179)
Morgan Stanley	GSK plc	4.028% (0.600% + Sterling Overnight Index Average)	Monthly	6/10/2024	2,547	44,738	-	(278)
Morgan Stanley	Haleon plc	4.028% (0.600% + Sterling Overnight Index Average)	Monthly	6/10/2024	18,682	74,866	-	5,269
Morgan Stanley	High Beta Cyclicals Basket	4.680% (0.350% + U.S. Federal Funds Effective Rate)	Monthly	3/22/2023	1,551	115,084	-	1,431
Morgan Stanley	iShares iBoxx $ Investment Grade Corporate Bond ETF	4.680% (0.350% + U.S. Federal Funds Effective Rate)	Monthly	1/31/2024	485,100	53,783,037	-	2,588,389
Morgan Stanley	iShares iBoxx High Yield Corporate Bond ETF	4.330% U.S. Federal Funds Effective Rate	Monthly	1/31/2024	532,200	40,622,826	-	1,410,338
Morgan Stanley	Lancashire Holdings Ltd.	4.028% (0.600% + Sterling Overnight Index Average)	Monthly	12/4/2024	8,510	65,690	-	(350)
Morgan Stanley	Lloyds Banking Group plc	4.028% (0.600% + Sterling Overnight Index Average)	Monthly	12/4/2024	108,117	70,362	-	2,124
Morgan Stanley	Leisure Travel Basket	4.680% (0.350% + U.S. Federal Funds Effective Rate)	Monthly	3/22/2023	1,597	109,682	-	3,943
Morgan Stanley	MSGWIND Basket	4.830% (0.500% + U.S. Federal Funds Effective Rate)	Monthly	3/22/2023	2,401	251,601	-	11,125
Morgan Stanley	MSXX22LO Basket	4.830% (0.500% + U.S. Federal Funds Effective Rate)	Monthly	11/13/2024	510	60,359	-	7,749
Morgan Stanley	Safran SA	2.589% (0.600% + Euro Overnight Index Average)	Monthly	5/15/2024	1,314	188,946	-	1,601
Morgan Stanley	Safran SA	2.589% (0.600% + Euro Overnight Index Average)	Monthly	7/10/2024	255	36,668	-	2,795
Morgan Stanley	Sanofi	2.589% (0.600% + Euro Overnight Index Average)	Monthly	6/5/2024	1,675	164,023	-	1,504
Morgan Stanley	Sector-Neutral Dividend Yield Basket	0.800% Fixed Rate	Monthly	11/5/2024	70,900	6,125,760	-	(81,283)
Morgan Stanley	U.S. Momentum Basket	1.150% Fixed Rate	Monthly	1/29/2025	443	57,571	-	(3,706)
Morgan Stanley	U.S. Quality Basket	0.950% Fixed Rate	Monthly	12/15/2023	207	14,184	-	(603)
Morgan Stanley	U.S. Quality Basket	0.950% Fixed Rate	Monthly	5/14/2024	12,880	882,538	-	(29,393)
Morgan Stanley	U.S. Quality Basket	0.950% Fixed Rate	Monthly	12/4/2024	1,193	81,744	-	(3,852)
Morgan Stanley	U.S. Sector-Neutral Quality Basket	0.850% Fixed Rate	Monthly	12/15/2023	473	34,969	-	(2,003)
Morgan Stanley	U.S. Sector-Neutral Quality Basket	0.850% Fixed Rate	Monthly	5/13/2024	3,319	245,374	-	(7,027)
Morgan Stanley	U.S. TMT Momentum Basket	0.740% Fixed Rate	Monthly	1/7/2025	1,175	169,717	-	(20,353)
Morgan Stanley	U.S. Value Basket	0.850% Fixed Rate	Monthly	10/28/2024	285	15,655	-	(491)
Morgan Stanley	Weiss - MSGWAERO Basket	4.830% (0.500% + U.S. Federal Funds Effective Rate)	Monthly	3/22/2023	296	30,085	-	939
Morgan Stanley	Weiss - MSGWARO2 Basket	4.830% (0.500% + U.S. Federal Funds Effective Rate)	Monthly	3/22/2023	1,685	191,416	-	13,127
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Abrdn plc	Monthly	12/4/2024	(24,189)	(63,710)	-	(5,471)
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Admiral Group plc	Monthly	12/4/2024	(1,210)	(32,894)	-	(1,188)
Morgan Stanley	1.489% ((0.500)% + Euro Overnight Index Average)	Airbus SE	Monthly	5/15/2024	(876)	(108,862)	-	-
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Antofagasta plc	Monthly	6/19/2023	(2,840)	(61,022)	-	(2,924)
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Antofagasta plc	Monthly	5/8/2024	(87)	(1,869)	-	(538)
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Astrazeneca plc	Monthly	6/10/2024	(680)	(89,088)	-	4,323
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Aviva plc	Monthly	12/4/2024	(12,753)	(71,925)	-	(2,072)
Morgan Stanley	1.339% ((0.650)% + Euro Overnight Index Average)	Banco Santander SA	Monthly	12/9/2024	(13,185)	(46,081)	-	(2,354)
Morgan Stanley	1.489% ((0.500)% + Euro Overnight Index Average)	Credit Agricole	Monthly	12/9/2024	(2,072)	(24,949)	-	(1,563)
Morgan Stanley	3.830% ((0.500)% + U.S. Federal Funds Effective Rate)	Crowd Basket	Monthly	6/28/2024	(8,139)	(981,808)	-	(90,348)
Morgan Stanley	(0.850)% Fixed Rate	Cyclical vs. Defensive Basket	Monthly	4/29/2024	(5,562)	(652,311)	-	(15,272)
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Direct Line Insurance Group	Monthly	12/4/2024	(17,700)	(38,810)	-	(553)
Morgan Stanley	4.028% (0.600% + Sterling Overnight Index Average)	Glencore plc	Monthly	6/19/2023	(53,840)	(360,560)	-	9,452
Morgan Stanley	4.080% ((0.250)% + U.S. Federal Funds Effective Rate)	Growth Software Basket	Monthly	1/8/2025	(5,580)	(912,442)	-	(93,613)
Morgan Stanley	(0.850)% Fixed Rate	Growth vs Value Basket	Monthly	1/25/2024	(160)	(16,837)	-	260
Morgan Stanley	3.880% ((0.450)% + U.S. Federal Funds Effective Rate)	Infotech Basket	Monthly	2/2/2023	(3,722)	(590,892)	-	(64,975)
Morgan Stanley	3.880% ((0.450)% + U.S. Federal Funds Effective Rate)	Infotech Basket	Monthly	6/28/2024	(1,703)	(270,368)	-	(21,272)
Morgan Stanley	3.880% ((0.450)% + U.S. Federal Funds Effective Rate)	Infotech Basket	Monthly	1/31/2025	(3,722)	(590,892)	-	-
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Intercontinental Hotels Group	Monthly	1/13/2025	(4,023)	(279,291)	-	(12,490)
Morgan Stanley	4.070% ((0.260)% + U.S. Federal Funds Effective Rate)	Morgan Stanley Media Basket	Monthly	12/24/2024	(5,456)	(324,086)	-	(54,136)
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Rio Tinto plc	Monthly	5/8/2024	(3,178)	(248,841)	-	(35,703)
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	Schroders plc	Monthly	12/4/2024	(7,125)	(42,136)	-	(1,318)
Morgan Stanley	3.930% ((0.400)% + U.S. Federal Funds Effective Rate)	Software Basket	Monthly	6/28/2024	(9,523)	(1,105,430)	-	(87,161)
Morgan Stanley	2.928% ((0.500)% + Sterling Overnight Index Average)	St. Jame's Place plc	Monthly	12/4/2024	(5,075)	(76,956)	-	(1,208)
Morgan Stanley	4.030% ((0.300)% + U.S. Federal Funds Effective Rate)	Technology Hardware Basket	Monthly	2/2/2023	(11,240)	(702,081)	-	(51,096)
Morgan Stanley	4.030% ((0.300)% + U.S. Federal Funds Effective Rate)	Technology Hardware Basket	Monthly	1/31/2025	(11,240)	(702,081)	-	-
Morgan Stanley	3.630% ((0.700)% + U.S. Federal Funds Effective Rate)	U.S. Growth Long Basket	Monthly	4/3/2024	(840)	(161,666)	-	1,943
Morgan Stanley	3.810% ((0.520)% + U.S. Federal Funds Effective Rate)	Unprofitable Technology Co. Basket	Monthly	2/1/2023	(10,354)	(426,944)	-	(22,372)
Morgan Stanley	3.810% ((0.520)% + U.S. Federal Funds Effective Rate)	Unprofitable Technology Co. Basket	Monthly	1/31/2025	(10,354)	(426,944)	-	-
Morgan Stanley	3.970% ((0.360)% + U.S. Federal Funds Effective Rate)	Weiss - MSGW1RST Basket	Monthly	12/11/2024	(198)	(20,806)	-	(179)
Morgan Stanley	3.970% ((0.360)% + U.S. Federal Funds Effective Rate)	Weiss - MSGW1RST Basket	Monthly	12/11/2024	(895)	(94,047)	-	(4,461)
Morgan Stanley	4.080% ((0.250)% + U.S. Federal Funds Effective Rate)	Weiss - MSGWAIR Basket	Monthly	3/22/2023	(526)	(54,525)	-	(2,461)
Morgan Stanley	3.810% ((0.520)% + U.S. Federal Funds Effective Rate)	Weiss - MSGWAUT2 Basket	Monthly	12/11/2024	(346)	(29,189)	-	(2,505)
Morgan Stanley	3.990% ((0.340)% + U.S. Federal Funds Effective Rate)	Weiss - MSGWBMAT Basket	Monthly	3/22/2023	(656)	(70,632)	-	(6,636)
Morgan Stanley	4.080% ((0.250)% + U.S. Federal Funds Effective Rate)	Weiss - MSGWOFRE Basket	Monthly	3/22/2023	(185)	(20,283)	-	(1,748)
Morgan Stanley	4.080% ((0.250)% + U.S. Federal Funds Effective Rate)	Weiss - MSGWREIT Basket	Monthly	3/22/2023	(758)	(84,949)	-	(9,530)
Morgan Stanley	4.080% ((0.250)% + U.S. Federal Funds Effective Rate)	Weiss - MSGWTRN3 Basket	Monthly	11/22/2023	(4,847)	(585,615)	-	(24,929)
Morgan Stanley	3.930% ((0.400)% + U.S. Federal Funds Effective Rate)	Weiss - MSGWXSD Basket	Monthly	2/2/2023	(5,884)	(1,144,908)	-	(174,771)
Morgan Stanley	3.930% ((0.400)% + U.S. Federal Funds Effective Rate)	Weiss - MSGWXSD Basket	Monthly	1/31/2025	(5,884)	(1,144,908)	-	-
								$3,185,794

plc - Public Limited Co.

Schedule of Open Forward Currency Contracts (Unaudited) *
January 31, 2023

								Unrealized
	Settlement	Currency to be		Value	Currency to be		Value	Appreciation
	Date	Delivered		(USD)	Received		(USD)	(Depreciation)
	2/28/2023	CNY	929,159	137,761	USD	137,815	137,815	$55
								$55

CNY - Chinese Yuan
* Morgan Stanley is the counterparty for all open forward currency contracts held by the Fund as of January 31, 2023.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
January 31, 2023

				Value and
		Number of Contracts		Unrealized
Expiration Date	Description	Purchased	Notional Amount	Appreciation
LONG FUTURES CONTRACTS
3/22/2023	CBT Long-Term U.S. Treasury Bond	20	$2,215,668	$38,876
3/22/2023	CBT Ultra Long-Term U.S. Treasury Bond	163	14,558,618	491,810
3/22/2023	CBT 10-Year U.S. Treasury Bond	217	22,041,852	224,023
3/17/2023	E-Mini Russell 2000	536	51,975,920	2,435,612
3/17/2023	E-Mini S&P 500	128	26,176,000	266,566
4/26/2023	100 Ounce Gold Futures	88	17,118,640	56,069
				$3,512,956